UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23585

VELA Funds

(Exact name of registrant as specified in charter)

220 Market Street, Suite 208

New Albany, OH 43054

(Address of principal executive offices)

(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

New Castle County

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

Peter Schwartz, Esq.

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

and

Jesse D. Hallee

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Registrant’s telephone number, including area code: 614-653-8352

Date of fiscal year end: September 30

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a)

VELA Income Opportunities Fund

Class A (VIOAX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about VELA Income Opportunities Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.  You can find additional information about the Fund at https://www.velafunds.com/strategies.html?stab=doc. You can also request this information by contacting us at 1-833-399-1001. This report describes changes to the Fund that occurred after the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$123	1.14%

How did the Fund perform during the reporting period?

For the past twelve months, the Income Opportunities Fund - Class A (the “Fund”) returned 16.47% compared to 35.19% for the Russell 3000 Index and 22.96% for the Fund’s additional benchmark, a 50/50 blend between the Russell 3000 Index and the Bloomberg US Aggregate Index.

During the fiscal year, equity markets continued to benefit from strength in growth and technology stocks. Long-term interest rates remain elevated, but cooling inflation over the past two quarters culminated in the U.S. Federal Reserve's Chairman Jay Powell announcing a 50-basis point cut to the Fed Funds rate following the Fed’s September meeting, signaling a change in monetary policy1.

While we cannot predict what will happen to inflation or interest rates over the next five years, exiting the period we continue to believe the opportunity set in fixed income is more robust than it has been in some time and seek to continue to add opportunistically to our corporate bond holdings during the period.

We believe the Fund's mix of securities at period end sets the Fund up well to provide investors a competitive current yield and long-term price appreciation for an overall attractive risk-adjusted return.

The Fund ended the fiscal year with 100 holdings, including 38 common stocks, 51 corporate bonds, 3 US Treasuries, 7 preferred stocks, and 1 money market fund. Furthermore, the Fund had 28 outstanding call options written against certain of its underlying equity holdings. Based on the dollar value of our holdings, this equates to approximately 54% in common equities, 39.5% in fixed income, 4.5% in preferred equity and a little more than 2% in cash.

1 Source: Federal Reserve

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

VELA Income Opportunities Fund - Class A
VELA Income Opportunities Fund - Class A - with load
50% Russell 3000 Total Return Index/50% Bloomberg U.S. Aggregate Bond Index
Russell 3000® Total Return Index
$13,000
$11,000
$9,000
$7,000
$12,960
$11,558
$10,494
$9,966
03/31/22
09/30/22
09/30/23
09/30/24

	VELA Income Opportunities Fund - Class A	VELA Income Opportunities Fund - Class A - with load	50% Russell 3000 Total Return Index/50% Bloomberg U.S. Aggregate Bond Index	Russell 3000® Total Return Index
03/31/22	$10,000	$9,497	$10,000	$10,000
09/30/22	$8,185	$7,773	$8,516	$7,958
09/30/23	$9,010	$8,556	$9,400	$9,586
09/30/24	$10,494	$9,966	$11,558	$12,960

Average Annual Total Returns

	1 Year	Since Inception (March 31, 2022)
VELA Income Opportunities Fund - Class A	16.47%	1.95%
With Load	10.62%	-0.14%
50% Russell 3000 Total Return Index/50% Bloomberg U.S. Aggregate Bond Index	22.96%	5.65%
Russell 3000® Total Return Index	35.19%	10.92%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$29,483,772
  Number of Portfolio Holdings128
  Advisory Fee $141,444
  Portfolio Turnover35%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Greenbrier Companies, Inc. (The)	3.6%
Medtronic PLC	2.8%
Sysco Corp.	2.6%
Suncor Energy, Inc.	2.1%
Johnson & Johnson	2.1%
Flowers Foods, Inc.	2.1%
Starbucks Corp.	1.9%
Fidelity National Information Services, Inc.	1.9%
Kraft Heinz Co. (The)	1.8%
Huntington Ingalls Industries, Inc.	1.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Utilities	1.0%
U.S. Treasury Obligations	1.8%
Real Estate	1.9%
Money Market Funds	2.2%
Materials	2.6%
Communications	3.1%
Technology	5.2%
Energy	8.4%
Consumer Staples	10.1%
Health Care	11.0%
Financials	14.9%
Consumer Discretionary	17.7%
Industrials	19.9%

Material Fund Changes

This is a summary of certain changes to the Fund since January 30, 2024.  For more complete information, you may review the sticker to Fund’s prospectus, which is available upon request at 1-833-399-1011 or on the Fund's website at https://www.velafunds.com/strategies.html?stab=doc.

Effective October 1, 2024, the Adviser will reduce the contractual administrative fee for the Fund from an annual rate of 0.39% to 0.36% of the Fund’s average daily net assets for each share class.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.velafunds.com/strategies.html?stab=doc), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

VELA Income Opportunities Fund - Class A (VIOAX)

Annual Shareholder Report - September 30, 2024

TSR-AR 093024-VIOAX

VELA Income Opportunities Fund

Class I (VIOIX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about VELA Income Opportunities Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.  You can find additional information about the Fund at https://www.velafunds.com/strategies.html?stab=doc. You can also request this information by contacting us at 1-833-399-1001. This report describes changes to the Fund that occurred after the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$96	0.89%

How did the Fund perform during the reporting period?

For the past twelve months, the Income Opportunities Fund - Class I (the “Fund”) returned 16.76% compared to 35.19% for the Russell 3000 Index and 22.96% for the Fund’s additional benchmark, a 50/50 blend between the Russell 3000 Index and the Bloomberg US Aggregate Index.

During the fiscal year, equity markets continued to benefit from strength in growth and technology stocks. Long-term interest rates remain elevated, but cooling inflation over the past two quarters culminated in the U.S. Federal Reserve's Chairman Jay Powell announcing a 50-basis point cut to the Fed Funds rate following the Fed’s September meeting, signaling a change in monetary policy1.

While we cannot predict what will happen to inflation or interest rates over the next five years, exiting the period we continue to believe the opportunity set in fixed income is more robust than it has been in some time and seek to continue to add opportunistically to our corporate bond holdings during the period.

We believe the Fund's mix of securities at period end sets the Fund up well to provide investors a competitive current yield and long-term price appreciation for an overall attractive risk-adjusted return.

The Fund ended the fiscal year with 100 holdings, including 38 common stocks, 51 corporate bonds, 3 US Treasuries, 7 preferred stocks, and 1 money market fund. Furthermore, the Fund had 28 outstanding call options written against certain of its underlying equity holdings. Based on the dollar value of our holdings, this equates to approximately 54% in common equities, 39.5% in fixed income, 4.5% in preferred equity and a little more than 2% in cash.

1 Source: Federal Reserve

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

VELA Income Opportunities Fund - Class I
50% Russell 3000 Total Return Index/50% Bloomberg U.S. Aggregate Bond Index
Russell 3000® Total Return Index
$12,960
$11,558
$10,563
$13,000
$11,000
$9,000
$7,000
Mar-2022
Sep-2022
Sep-2023
Sep-2024

	VELA Income Opportunities Fund - Class I	50% Russell 3000 Total Return Index/50% Bloomberg U.S. Aggregate Bond Index	Russell 3000® Total Return Index
Mar-2022	$10,000	$10,000	$10,000
Sep-2022	$8,209	$8,516	$7,958
Sep-2023	$9,048	$9,400	$9,586
Sep-2024	$10,563	$11,558	$12,960

Average Annual Total Returns

	1 Year	Since Inception (March 31, 2022)
VELA Income Opportunities Fund - Class I	16.76%	2.22%
50% Russell 3000 Total Return Index/50% Bloomberg U.S. Aggregate Bond Index	22.96%	5.65%
Russell 3000® Total Return Index	35.19%	10.92%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$29,483,772
  Number of Portfolio Holdings128
  Advisory Fee $141,444
  Portfolio Turnover35%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Greenbrier Companies, Inc. (The)	3.6%
Medtronic PLC	2.8%
Sysco Corp.	2.6%
Suncor Energy, Inc.	2.1%
Johnson & Johnson	2.1%
Flowers Foods, Inc.	2.1%
Starbucks Corp.	1.9%
Fidelity National Information Services, Inc.	1.9%
Kraft Heinz Co. (The)	1.8%
Huntington Ingalls Industries, Inc.	1.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Utilities	1.0%
U.S. Treasury Obligations	1.8%
Real Estate	1.9%
Money Market Funds	2.2%
Materials	2.6%
Communications	3.1%
Technology	5.2%
Energy	8.4%
Consumer Staples	10.1%
Health Care	11.0%
Financials	14.9%
Consumer Discretionary	17.7%
Industrials	19.9%

Material Fund Changes

This is a summary of certain changes to the Fund since January 30, 2024.  For more complete information, you may review the sticker to Fund’s prospectus, which is available upon request at 1-833-399-1011 or on the Fund's website at https://www.velafunds.com/strategies.html?stab=doc.

Effective October 1, 2024, the Adviser will reduce the contractual administrative fee for the Fund from an annual rate of 0.39% to 0.36% of the Fund’s average daily net assets for each share class.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.velafunds.com/strategies.html?stab=doc), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

VELA Income Opportunities Fund - Class I (VIOIX)

Annual Shareholder Report - September 30, 2024

TSR-AR 093024-VIOIX

VELA International Fund

Class A (VEILX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about VELA International Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.  You can find additional information about the Fund at https://www.velafunds.com/strategies.html?stab=doc. You can also request this information by contacting us at 1-833-399-1001. This report describes changes to the Fund that occurred after the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$152	1.39%

How did the Fund perform during the reporting period?

The VELA  International Fund - Class A (the “Fund”) returned 19.33%, compared to 24.98% for the Fund’s benchmark, the MSCI World ex USA Index. The recently completed fiscal year saw rising geopolitical tensions, uncertain Chinese economic policy shifts, euro-zone malaise, and was shadowed by the pending outcome of the US presidential elections. While this background noise can sometimes be quite deafening, we always find it easier to focus on the prospects of individual companies and how the market values those prospects. When we identify an investment opportunity which we feel is mispriced, our experience shows that the key attributes to weigh are company-specific ones and not macro factors. We continue to evaluate the Fund's portfolio given this background of macro noise and remain disciplined in seeking the best ideas, regardless of how the crosscurrents develop.

Selecting from an opportunity set which is three times larger than the US market, the Fund’s focus is active security selection of companies which meet our valuation requirements, those trading below our estimate of intrinsic value plus the incorporation of an adequate margin of safety. The  Fund's portfolio is built from the bottom-up, seeking opportunities across the market capitalization spectrum: we go where we see value. As part of the selection process, we seek companies with balance sheet strength and prefer those which pay a current dividend. We also like to find management teams who we believe have demonstrated the ability to properly allocate capital, usually identified by high or improving returns on invested capital.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

VELA International Fund - Class A
MSCI WORLD ex USA Index
$15,000
$13,000
$11,000
$9,000
$14,917
$13,992
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	VELA International Fund - Class A	MSCI WORLD ex USA Index
Sep-2020	$9,497	$10,000
Sep-2021	$11,690	$12,650
Sep-2022	$9,224	$9,625
Sep-2023	$11,726	$11,935
Sep-2024	$13,992	$14,917

Average Annual Total Returns

	1 Year	Since Inception (September 30, 2020)
VELA International Fund - Class A
Without Load	19.33%	10.17%
With Load	13.35%	8.76%
MSCI WORLD ex USA Index	24.98%	10.51%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Fund Statistics

  Net Assets$51,633,954
  Number of Portfolio Holdings54
  Advisory Fee $341,553
  Portfolio Turnover21%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Energy	6.0%
Financials	6.2%
Health Care	7.3%
Communications	8.2%
Money Market Funds	8.8%
Technology	9.4%
Consumer Discretionary	11.6%
Industrials	12.8%
Consumer Staples	13.6%
Materials	16.0%

Country Weighting (% of net assets)

Canada 13.8%
United Kingdom 10.1%
Germany 10.0%
France 8.8%
United States 9.0%
Hong Kong 7.7%
Switzerland 6.2%
Japan 5.9%
Sweden 4.2%
Austria 3.7%
Netherlands 3.3%
Australia 3.3%
Mexico 2.7%
Indonesia 2.4%
Luxembourg 2.1%
Belgium 2.0%
Denmark 1.8%
Slovenia 1.5%
Panama 1.5%

Value	Value
Panama	1.5%
Slovenia	1.5%
Denmark	1.8%
Belgium	2.0%
Luxembourg	2.1%
Indonesia	2.4%
Mexico	2.7%
Australia	3.3%
Netherlands	3.3%
Austria	3.7%
Sweden	4.2%
Japan	5.9%
Switzerland	6.2%
Hong Kong	7.7%
United States	9.0%
France	8.8%
Germany	10.0%
United Kingdom	10.1%
Canada	13.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
WH Group Ltd. 144A	3.0%
Alamos Gold, Inc. - Class A	2.7%
Roche Holding AG	2.5%
Infineon Technologies AG	2.5%
Empire Co., Ltd. - Class A	2.5%
Serco Group PLC	2.5%
United Tractors Tbk PT	2.4%
Johnson Electric Holdings Ltd.	2.4%
Criteo S.A. - ADR	2.4%
Svenska Handelsbanken AB - Class A	2.3%

Material Fund Changes

This is a summary of certain changes to the Fund since January 30, 2024.  For more complete information, you may review the sticker to Fund’s prospectus, which is available upon request at 1-833-399-1011 or on the Fund's website at https://www.velafunds.com/strategies.html?stab=doc.

Effective October 1, 2024, the Adviser will reduce the contractual administrative fee for the Fund from an annual rate of 0.39% to 0.36% of the Fund’s average daily net assets for each share class.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.velafunds.com/strategies.html?stab=doc), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

VELA International Fund - Class A (VEILX)

Annual Shareholder Report - September 30, 2024

TSR-AR 093024-VEILX

VELA International Fund

Class I (VEITX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about VELA International Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.  You can find additional information about the Fund at https://www.velafunds.com/strategies.html?stab=doc. You can also request this information by contacting us at 1-833-399-1001. This report describes changes to the Fund that occurred after the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$125	1.14%

How did the Fund perform during the reporting period?

The VELA International Fund - Class I (the “Fund”) returned 19.69%, compared to 24.98% for the Fund’s benchmark, the MSCI World ex USA Index. The recently completed fiscal year saw rising geopolitical tensions, uncertain Chinese economic policy shifts, euro-zone malaise, and was shadowed by the pending outcome of the US presidential elections. While this background noise can sometimes be quite deafening, we always find it easier to focus on the prospects of individual companies and how the market values those prospects. When we identify an investment opportunity which we feel is mispriced, our experience shows that the key attributes to weigh are company-specific ones and not macro factors. We continue to evaluate the Fund's portfolio given this background of macro noise and remain disciplined in seeking the best ideas, regardless of how the crosscurrents develop.

Selecting from an opportunity set which is three times larger than the US market, the Fund’s focus is active security selection of companies which meet our valuation requirements, those trading below our estimate of intrinsic value plus the incorporation of an adequate margin of safety. The  Fund's portfolio is built from the bottom-up, seeking opportunities across the market capitalization spectrum: we go where we see value. As part of the selection process, we seek companies with balance sheet strength and prefer those which pay a current dividend. We also like to find management teams who we believe have demonstrated the ability to properly allocate capital, usually identified by high or improving returns on invested capital.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

VELA International Fund - Class I
MSCI WORLD ex USA Index
$15,000
$13,000
$11,000
$9,000
$14,917
$14,905
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	VELA International Fund - Class I	MSCI WORLD ex USA Index
Sep-2020	$10,000	$10,000
Sep-2021	$12,360	$12,650
Sep-2022	$9,784	$9,625
Sep-2023	$12,453	$11,935
Sep-2024	$14,905	$14,917

Average Annual Total Returns

	1 Year	Since Inception (September 30, 2020)
VELA International Fund - Class I	19.69%	10.49%
MSCI WORLD ex USA Index	24.98%	10.51%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Fund Statistics

  Net Assets$51,633,954
  Number of Portfolio Holdings54
  Advisory Fee $341,553
  Portfolio Turnover21%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Energy	6.0%
Financials	6.2%
Health Care	7.3%
Communications	8.2%
Money Market Funds	8.8%
Technology	9.4%
Consumer Discretionary	11.6%
Industrials	12.8%
Consumer Staples	13.6%
Materials	16.0%

Country Weighting (% of net assets)

Value	Value
Panama	1.5%
Slovenia	1.5%
Denmark	1.8%
Belgium	2.0%
Luxembourg	2.1%
Indonesia	2.4%
Mexico	2.7%
Australia	3.3%
Netherlands	3.3%
Austria	3.7%
Sweden	4.2%
Japan	5.9%
Switzerland	6.2%
Hong Kong	7.7%
United States	9.0%
France	8.8%
Germany	10.0%
United Kingdom	10.1%
Canada	13.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
WH Group Ltd. 144A	3.0%
Alamos Gold, Inc. - Class A	2.7%
Roche Holding AG	2.5%
Infineon Technologies AG	2.5%
Empire Co., Ltd. - Class A	2.5%
Serco Group PLC	2.5%
United Tractors Tbk PT	2.4%
Johnson Electric Holdings Ltd.	2.4%
Criteo S.A. - ADR	2.4%
Svenska Handelsbanken AB - Class A	2.3%

Material Fund Changes

This is a summary of certain changes to the Fund since January 30, 2024.  For more complete information, you may review the sticker to Fund’s prospectus, which is available upon request at 1-833-399-1011 or on the Fund's website at https://www.velafunds.com/strategies.html?stab=doc.

Effective October 1, 2024, the Adviser will reduce the contractual administrative fee for the Fund from an annual rate of 0.39% to 0.36% of the Fund’s average daily net assets for each share class.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.velafunds.com/strategies.html?stab=doc), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

VELA International Fund - Class I (VEITX)

Annual Shareholder Report - September 30, 2024

TSR-AR 093024-VEITX

VELA Large Cap Plus Fund

Class A (VELAX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about VELA Large Cap Plus Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.  You can find additional information about the Fund at https://www.velafunds.com/strategies.html?stab=doc. You can also request this information by contacting us at 1-833-399-1001. This report describes changes to the Fund that occurred after the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$150	1.34%

How did the Fund perform during the reporting period?

For the fiscal year ended September 30, 2024, the VELA Large Cap Plus Fund - Class A returned 23.74% compared to 35.68% for the Russell 1000® Total Return Index and 35.19% for the Russell 3000® Index. Although value stocks staged a comeback in the final quarter, mega cap tech stocks drove a narrowly concentrated rally driven by enthusiasm about artificial intelligence.

We’ve remarked in the past that while there is little doubt that artificial intelligence is more substance than hype in aggregate, consumer facing applications are still in their infancy. History teaches us that capitalism drives competition, and we suspect that artificial intelligence could represent more of a long-term threat than opportunity for many of the current market leaders.

In our view, large cap valuations also reflect considerable optimism around the prospects of a “no landing” scenario for the global economy. Our focus remains on investing in companies with what we believe to be strong competitive moats and conservative balance sheets. However, at period end, the prospects for below average returns and the potential for unfavorable surprises has led us to bolster our defensive hedges such as option collars.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

VELA Large Cap Plus Fund - Class A
Russell 1000® Total Return Index
Russell 3000® Total Return Index
$19,000
$17,000
$15,000
$13,000
$11,000
$9,000
$17,828
$17,691
$17,162
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	VELA Large Cap Plus Fund - Class A	Russell 1000® Total Return Index	Russell 3000® Total Return Index
Sep-2020	$9,497	$10,000	$10,000
Sep-2021	$13,023	$13,096	$13,188
Sep-2022	$12,116	$10,842	$10,863
Sep-2023	$13,869	$13,140	$13,086
Sep-2024	$17,162	$17,828	$17,691

Average Annual Total Returns

	1 Year	Since Inception (September 30, 2020)
VELA Large Cap Plus Fund - Class A
Without Load	23.74%	15.94%
With Load	17.56%	14.46%
Russell 1000® Total Return Index	35.68%	15.55%
Russell 3000® Total Return Index	35.19%	15.33%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$72,000,604
  Number of Portfolio Holdings136
  Advisory Fee $479,426
  Portfolio Turnover62%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	4.7%
Alphabet, Inc. - Class A	4.0%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc. - Class A	3.0%
Berkshire Hathaway, Inc. - Class B	2.9%
Johnson & Johnson	2.8%
3M Co.	2.5%
Microchip Technology, Inc.	2.3%
JB Hunt Transport Services, Inc.	2.3%
Salesforce, Inc.	2.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Purchased Options	0.8%
Materials	0.5%
Consumer Staples	3.4%
Money Market Funds	4.2%
Energy	7.9%
Communications	10.5%
Consumer Discretionary	11.2%
Industrials	12.5%
Financials	14.7%
Health Care	15.8%
Technology	18.3%

Material Fund Changes

This is a summary of certain changes to the Fund since January 30, 2024.  For more complete information, you may review the sticker to Fund’s prospectus, which is available upon request at 1-833-399-1011 or on the Fund's website at https://www.velafunds.com/strategies.html?stab=doc.

Effective October 1, 2024, the Adviser will reduce the contractual management fee of the Fund from an annual rate of 0.75% to 0.60% and reduce the  contractual administrative fee for the Fund from an annual rate of 0.39% to 0.36% of the Fund’s average daily net assets for each share class.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.velafunds.com/strategies.html?stab=doc), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

VELA Large Cap Plus Fund - Class A (VELAX)

Annual Shareholder Report - September 30, 2024

TSR-AR 093024-VELAX

VELA Large Cap Plus Fund

Class I (VELIX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about VELA Large Cap Plus Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.  You can find additional information about the Fund at https://www.velafunds.com/strategies.html?stab=doc. You can also request this information by contacting us at 1-833-399-1001. This report describes changes to the Fund that occurred after the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$122	1.09%

How did the Fund perform during the reporting period?

For the fiscal year ended September 30, 2024, the VELA Large Cap Plus Fund - Class I returned 24.04% compared to 35.68% for the Russell 1000® Total Return Index and 35.19% for the Russell 3000® Index. Although value stocks staged a comeback in the final quarter, mega cap tech stocks drove a narrowly concentrated rally driven by enthusiasm about artificial intelligence.

We’ve remarked in the past that while there is little doubt that artificial intelligence is more substance than hype in aggregate, consumer facing applications are still in their infancy. History teaches us that capitalism drives competition, and we suspect that artificial intelligence could represent more of a long-term threat than opportunity for many of the current market leaders.

In our view, large cap valuations also reflect considerable optimism around the prospects of a “no landing” scenario for the global economy. Our focus remains on investing in companies with what we believe to be strong competitive moats and conservative balance sheets. However, at period end, the prospects for below average returns and the potential for unfavorable surprises has led us to bolster our defensive hedges such as option collars.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

VELA Large Cap Plus Fund - Class I
Russell 1000® Total Return Index
Russell 3000® Total Return Index
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
$18,244
$17,828
$17,691

	VELA Large Cap Plus Fund - Class I	Russell 1000® Total Return Index	Russell 3000® Total Return Index
Sep-2020	$10,000	$10,000	$10,000
Sep-2021	$13,746	$13,096	$13,188
Sep-2022	$12,811	$10,842	$10,863
Sep-2023	$14,709	$13,140	$13,086
Sep-2024	$18,244	$17,828	$17,691

Average Annual Total Returns

	1 Year	Since Inception (September 30, 2020)
VELA Large Cap Plus Fund - Class I	24.04%	16.22%
Russell 1000® Total Return Index	35.68%	15.55%
Russell 3000® Total Return Index	35.19%	15.33%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$72,000,604
  Number of Portfolio Holdings136
  Advisory Fee $479,426
  Portfolio Turnover62%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	4.7%
Alphabet, Inc. - Class A	4.0%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc. - Class A	3.0%
Berkshire Hathaway, Inc. - Class B	2.9%
Johnson & Johnson	2.8%
3M Co.	2.5%
Microchip Technology, Inc.	2.3%
JB Hunt Transport Services, Inc.	2.3%
Salesforce, Inc.	2.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Purchased Options	0.8%
Materials	0.5%
Consumer Staples	3.4%
Money Market Funds	4.2%
Energy	7.9%
Communications	10.5%
Consumer Discretionary	11.2%
Industrials	12.5%
Financials	14.7%
Health Care	15.8%
Technology	18.3%

Material Fund Changes

This is a summary of certain changes to the Fund since January 30, 2024.  For more complete information, you may review the sticker to Fund’s prospectus, which is available upon request at 1-833-399-1011 or on the Fund's website at https://www.velafunds.com/strategies.html?stab=doc.

Effective October 1, 2024, the Adviser will reduce the contractual management fee of the Fund from an annual rate of 0.75% to 0.60% and reduce the  contractual administrative fee for the Fund from an annual rate of 0.39% to 0.36% of the Fund’s average daily net assets for each share class.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.velafunds.com/strategies.html?stab=doc), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

VELA Large Cap Plus Fund - Class I (VELIX)

Annual Shareholder Report - September 30, 2024

TSR-AR 093024-VELIX

VELA Short Duration Fund

Class A (VASDX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about VELA Short Duration Fund (the "Fund") for the period of December 15, 2023 to September 30, 2024.  You can find additional information about the Fund at https://www.velafunds.com/strategies.html?stab=doc. You can also request this information by contacting us at 1-833-399-1001. This report describes changes to the Fund that occurred after the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$96	0.94%

How did the Fund perform during the reporting period?

Inception-to-date, the Short Duration Fund - Class A (the “Fund”) generated a total return of 4.05% versus the benchmark return of 4.86% (unannualized) and 5.10% for the Bloomberg U.S. Aggregate Bond Index.

We have constructed the portfolio with a mixture of high-grade US government treasuries and agencies, cash, and corporate bonds – mostly with fixed rate coupons with a smaller allocation to floating rate securities, with a mix of investment grade and below investment grade rated issues.

Throughout the summer, we saw indications from the Federal Reserve of a potential lower-interest rate environment, culminating with a rate cut of 50 basis points at the end of September1,2. Over the period, we focused on positioning the portfolio accordingly.

Since inception, we have continued to upgrade the Fund’s overall credit profile with the goal of generating attractive risk-adjusted returns via a mix of higher-coupon bonds, which provide a steady stream of current income, and lower-coupon, longer-dated bonds which provide price appreciation potential in a declining-rate environment.

1,2 Source: Trading Economics

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

VELA Short Duration Fund - Class A
Bloomberg 1-3 Year US Government/Credit Index
Bloomberg U.S. Aggregate Bond Index
$11,000
$10,000
$9,000
$10,510
$10,486
$9,881
Dec-2023
Sep-2024

	VELA Short Duration Fund - Class A	Bloomberg 1-3 Year US Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
Dec-2023	$9,497	$10,000	$10,000
Sep-2024	$9,881	$10,486	$10,510

Average Annual Total Returns

Since Inception (December 15, 2023)
VELA Short Duration Fund - Class A
Without Load	4.05%
With Load	-1.19%
Bloomberg 1-3 Year US Government/Credit Index	4.86%
Bloomberg U.S. Aggregate Bond Index	5.10%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$18,442,660
  Number of Portfolio Holdings102
  Advisory Fee $26,770
  Portfolio Turnover66%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note	1.9%
United States Treasury Note	1.6%
Radian Group Inc.	1.4%
Essent Group, Ltd.	1.4%
United Rentals North America, Inc. 144A	1.4%
Harley-Davidson Financial Services, Inc. 144A	1.4%
Berry Global, Inc. 144A	1.4%
Performance Food Group Inc. 144A	1.4%
United States Treasury Bill	1.4%
Installed Building Products, Inc. 144A	1.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Money Market Funds	2.1%
Real Estate	2.7%
Communications	2.7%
Materials	3.2%
Health Care	3.3%
Utilities	3.6%
Technology	3.8%
Energy	4.1%
Consumer Staples	5.1%
Agency	5.2%
Industrials	10.0%
Consumer Discretionary	13.8%
U.S. Treasury Obligations	18.2%
Financials	21.3%

Material Fund Changes

This is a summary of certain changes to the Fund since January 30, 2024.  For more complete information, you may review the sticker to Fund’s prospectus, which is available upon request at 1-833-399-1011 or on the Fund's website at https://www.velafunds.com/strategies.html?stab=doc.

Effective October 1, 2024, the Adviser will reduce the contractual administrative fee for the Fund from an annual rate of 0.39% to 0.36% of the Fund’s average daily net assets for each share class.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.velafunds.com/strategies.html?stab=doc), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

VELA Short Duration Fund - Class A (VASDX)

Annual Shareholder Report - September 30, 2024

TSR-AR 093024-VASDX

VELA Short Duration Fund

Class I (VESDX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about VELA Short Duration Fund (the "Fund") for the period of December 15, 2023 to September 30, 2024.  You can find additional information about the Fund at https://www.velafunds.com/strategies.html?stab=doc. You can also request this information by contacting us at 1-833-399-1001. This report describes changes to the Fund that occurred after the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$71	0.69%

How did the Fund perform during the reporting period?

Inception-to-date, the Short Duration Fund - Class I (the “Fund”) generated a total return of 4.81% versus the benchmark return of 4.86% (unannualized) and 5.10% for the Bloomberg U.S. Aggregate Bond Index.

We have constructed the portfolio with a mixture of high-grade US government treasuries and agencies, cash, and corporate bonds – mostly with fixed rate coupons with a smaller allocation to floating rate securities, with a mix of investment grade and below investment grade rated issues.

Throughout the summer, we saw indications from the Federal Reserve of a potential lower-interest rate environment, culminating with a rate cut of 50 basis points at the end of September1,2. Over the period, we focused on positioning the portfolio accordingly.

Since inception, we have continued to upgrade the Fund’s overall credit profile with the goal of generating attractive risk-adjusted returns via a mix of higher-coupon bonds, which provide a steady stream of current income, and lower-coupon, longer-dated bonds which provide price appreciation potential in a declining-rate environment.

1,2 Source: Trading Economics

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

VELA Short Duration Fund - Class I
Bloomberg 1-3 Year US Government/Credit Index
Bloomberg U.S. Aggregate Bond Index
$11,000
$10,000
$10,510
$10,486
$10,481
Dec-2023
Sep-2024

	VELA Short Duration Fund - Class I	Bloomberg 1-3 Year US Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
Dec-2023	$10,000	$10,000	$10,000
Sep-2024	$10,481	$10,486	$10,510

Average Annual Total Returns

Since Inception (December 15, 2023)
VELA Short Duration Fund - Class I	4.81%
Bloomberg 1-3 Year US Government/Credit Index	4.86%
Bloomberg U.S. Aggregate Bond Index	5.10%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$18,442,660
  Number of Portfolio Holdings102
  Advisory Fee $26,770
  Portfolio Turnover66%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note	1.9%
United States Treasury Note	1.6%
Radian Group Inc.	1.4%
Essent Group, Ltd.	1.4%
United Rentals North America, Inc. 144A	1.4%
Harley-Davidson Financial Services, Inc. 144A	1.4%
Berry Global, Inc. 144A	1.4%
Performance Food Group Inc. 144A	1.4%
United States Treasury Bill	1.4%
Installed Building Products, Inc. 144A	1.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Money Market Funds	2.1%
Real Estate	2.7%
Communications	2.7%
Materials	3.2%
Health Care	3.3%
Utilities	3.6%
Technology	3.8%
Energy	4.1%
Consumer Staples	5.1%
Agency	5.2%
Industrials	10.0%
Consumer Discretionary	13.8%
U.S. Treasury Obligations	18.2%
Financials	21.3%

Material Fund Changes

This is a summary of certain changes to the Fund since January 30, 2024.  For more complete information, you may review the sticker to Fund’s prospectus, which is available upon request at 1-833-399-1011 or on the Fund's website at https://www.velafunds.com/strategies.html?stab=doc.

Effective October 1, 2024, the Adviser will reduce the contractual administrative fee for the Fund from an annual rate of 0.39% to 0.36% of the Fund’s average daily net assets for each share class.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.velafunds.com/strategies.html?stab=doc), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

VELA Short Duration Fund - Class I (VESDX)

Annual Shareholder Report - September 30, 2024

TSR-AR 093024-VESDX

VELA Small Cap Fund

Class A (VESAX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about VELA Small Cap Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.  You can find additional information about the Fund at https://www.velafunds.com/strategies.html?stab=doc. You can also request this information by contacting us at 1-833-399-1001. This report describes changes to the Fund that occurred after the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$153	1.39%

How did the Fund perform during the reporting period?

For the fiscal year ended September 30, 2024, the VELA Small Cap Fund - Class A (the “Fund”) performed well on an absolute basis, returning 19.61%, but trailed on a relative basis, with the Russell 2000® Index returning 26.76% and the Russell 3000® Index returning 35.19%. Trailing the benchmark in a period of strong equity market performance driven by macroeconomic factors is consistent with our expectations. Over the long-term, we expect our stock picking to drive our performance, and periods of macroeconomic euphoria or depression often provide opportunities to enhance the Fund’s total return potential.

Small cap valuations continued to remain attractive to us during the period despite strong market performance, and we took advantage of opportunities to seek to add to several new positions over the period by exiting existing positions and reducing the Fund's exposure to companies approaching our estimates of intrinsic value.  As the end of the year approached, turnover was elevated as we took opportunities to seek to offset realized long-term capital gains with losses and our investment team continued to turn out new ideas.

The core of our strategy focuses on businesses with what we believe to be strong balance sheets that are generally less reliant on the capital markets for growth. While there is no free lunch, we believe maintaining this discipline has proven essential to running a concentrated small cap strategy that can outperform over the long-term. As of the period end, the Fund was invested in 54 businesses, a total that reflects the attractiveness of the small cap investment universe and the realities of investing the Fund in a tax efficient manner. We are pleased with the Fund’s positioning (well concentrated in our highest conviction ideas with our top ten holdings representing greater than 35% of Fund assets) and remain focused on providing favorable risk and tax adjusted returns.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

VELA Small Cap Fund - Class A
Russell 2000® Total Return Index
Russell 3000® Total Return Index
$18,595
$17,691
$15,600
$19,000
$17,000
$15,000
$13,000
$11,000
$9,000
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	VELA Small Cap Fund - Class A	Russell 2000® Total Return Index	Russell 3000® Total Return Index
Sep-2020	$9,497	$10,000	$10,000
Sep-2021	$14,715	$14,768	$13,188
Sep-2022	$13,624	$11,298	$10,863
Sep-2023	$15,547	$12,307	$13,086
Sep-2024	$18,595	$15,600	$17,691

Average Annual Total Returns

	1 Year	Since Inception (September 30, 2020)
VELA Small Cap Fund - Class A
Without Load	19.61%	18.29%
With Load	13.62%	16.77%
Russell 2000® Total Return Index	26.76%	11.76%
Russell 3000® Total Return Index	35.19%	15.33%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$107,224,433
  Number of Portfolio Holdings85
  Advisory Fee $670,989
  Portfolio Turnover47%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Kirby Corp.	5.5%
Hub Group, Inc. - Class A	4.5%
Graham Holdings Co. - Class B	3.8%
Applied Industrial Technologies, Inc.	3.7%
Range Resources Corp.	3.4%
Coca-Cola Consolidated, Inc.	3.2%
Greenbrier Companies, Inc. (The)	3.2%
Axis Capital Holdings Ltd.	3.1%
Performance Food Group Co.	3.0%
Seaboard Corp.	2.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Communications	2.5%
Money Market Funds	3.7%
Technology	4.9%
Materials	6.1%
Consumer Discretionary	9.1%
Energy	9.4%
Financials	11.4%
Health Care	11.8%
Consumer Staples	13.7%
Industrials	27.9%

Material Fund Changes

This is a summary of certain changes to the Fund since January 30, 2024.  For more complete information, you may review the sticker to Fund’s prospectus, which is available upon request at 1-833-399-1011 or on the Fund's website at https://www.velafunds.com/strategies.html?stab=doc.

Effective October 1, 2024, the Adviser will reduce the contractual administrative fee for the Fund from an annual rate of 0.39% to 0.36% of the Fund’s average daily net assets for each share class.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.velafunds.com/strategies.html?stab=doc), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

VELA Small Cap Fund - Class A (VESAX)

Annual Shareholder Report - September 30, 2024

TSR-AR 093024-VESAX

VELA Small Cap Fund

Class I (VESMX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about VELA Small Cap Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.  You can find additional information about the Fund at https://www.velafunds.com/strategies.html?stab=doc. You can also request this information by contacting us at 1-833-399-1001. This report describes changes to the Fund that occurred after the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$125	1.14%

How did the Fund perform during the reporting period?

For the fiscal year ended September 30, 2024, the VELA Small Cap Fund - Class I (the “Fund”) performed well on an absolute basis, returning 19.92%, but trailed on a relative basis, with the Russell 2000® Index returning 26.76% and the Russell 3000® Index returning 35.19%. Trailing the benchmark in a period of strong equity market performance driven by macroeconomic factors is consistent with our expectations. Over the long-term, we expect our stock picking to drive our performance, and periods of macroeconomic euphoria or depression often provide opportunities to enhance the Fund’s total return potential.

Small cap valuations continued to remain attractive to us during the period despite strong market performance, and we took advantage of opportunities to seek to add to several new positions over the period by exiting existing positions and reducing the Fund's exposure to companies approaching our estimates of intrinsic value.  As the end of the year approached, turnover was elevated as we took opportunities to seek to offset realized long-term capital gains with losses and our investment team continued to turn out new ideas.

The core of our strategy focuses on businesses with what we believe to be strong balance sheets that are generally less reliant on the capital markets for growth. While there is no free lunch, we believe maintaining this discipline has proven essential to running a concentrated small cap strategy that can outperform over the long-term. As of the period end, the Fund was invested in 54 businesses, a total that reflects the attractiveness of the small cap investment universe and the realities of investing the Fund in a tax efficient manner. We are pleased with the Fund’s positioning (well concentrated in our highest conviction ideas with our top ten holdings representing greater than 35% of Fund assets) and remain focused on providing favorable risk and tax adjusted returns.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

VELA Small Cap Fund- Class I
Russell 2000® Total Return Index
Russell 3000® Total Return Index
$19,780
$17,691
$15,600
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	VELA Small Cap Fund- Class I	Russell 2000® Total Return Index	Russell 3000® Total Return Index
Sep-2020	$10,000	$10,000	$10,000
Sep-2021	$15,539	$14,768	$13,188
Sep-2022	$14,421	$11,298	$10,863
Sep-2023	$16,495	$12,307	$13,086
Sep-2024	$19,780	$15,600	$17,691

Average Annual Total Returns

	1 Year	Since Inception (September 30, 2020)
VELA Small Cap Fund- Class I	19.92%	18.59%
Russell 2000® Total Return Index	26.76%	11.76%
Russell 3000® Total Return Index	35.19%	15.33%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$107,224,433
  Number of Portfolio Holdings85
  Advisory Fee $670,989
  Portfolio Turnover47%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Kirby Corp.	5.5%
Hub Group, Inc. - Class A	4.5%
Graham Holdings Co. - Class B	3.8%
Applied Industrial Technologies, Inc.	3.7%
Range Resources Corp.	3.4%
Coca-Cola Consolidated, Inc.	3.2%
Greenbrier Companies, Inc. (The)	3.2%
Axis Capital Holdings Ltd.	3.1%
Performance Food Group Co.	3.0%
Seaboard Corp.	2.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Communications	2.5%
Money Market Funds	3.7%
Technology	4.9%
Materials	6.1%
Consumer Discretionary	9.1%
Energy	9.4%
Financials	11.4%
Health Care	11.8%
Consumer Staples	13.7%
Industrials	27.9%

Material Fund Changes

This is a summary of certain changes to the Fund since January 30, 2024.  For more complete information, you may review the sticker to Fund’s prospectus, which is available upon request at 1-833-399-1011 or on the Fund's website at https://www.velafunds.com/strategies.html?stab=doc.

Effective October 1, 2024, the Adviser will reduce the contractual administrative fee for the Fund from an annual rate of 0.39% to 0.36% of the Fund’s average daily net assets for each share class.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.velafunds.com/strategies.html?stab=doc), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

VELA Small Cap Fund - Class I (VESMX)

Annual Shareholder Report - September 30, 2024

TSR-AR 093024-VESMX

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	Not applicable.

(f)	See Item 19 (a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.

(a)(2)	Jim Haring is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

September 30, 2024	$71,150
September 30, 2023	$56,000

(b)

Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

September 30, 2024	$15,250
September 30, 2023	$12,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees. The aggregate fees billed for the fiscal years ended September 30, 2024 and September 30, 2023 for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c) were $0 and $0, respectively.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

All non-audit fees billed by the registrant’s accountant for services rendered to the registrant for the fiscal years ended September 30, 2024 and September 30, 2023, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Financial Statements

September 30, 2024

VELA Small Cap Fund

Class A (VESAX)
Class I (VESMX)

VELA Large Cap Plus Fund

Class A (VELAX)
Class I (VELIX)

VELA International Fund

Class A (VEILX)
Class I (VEITX)

VELA Income Opportunities Fund

Class A (VIOAX)
Class I (VIOIX)

VELA Short Duration Fund

Class A (VASDX)
Class I (VESDX)

VELA SMALL CAP FUND

Schedule of Investments

September 30, 2024

	Shares	Fair Value
Common Stocks — 96.81%
Communications — 2.48%
Criteo S.A. - ADR(a)	66,159	$2,662,238

Consumer Discretionary — 9.06%
Atlanta Braves Holdings, Inc., Class C(a)(b)	61,504	2,447,859
Graham Holdings Co., Class B	4,953	4,069,979
Movado Group, Inc.	42,058	782,279
Valvoline, Inc.(a)(b)	57,673	2,413,615
		9,713,732
Consumer Staples — 13.73%
Casey’s General Stores, Inc.(b)	3,700	1,390,127
Coca-Cola Consolidated, Inc.	2,584	3,401,578
Mama’s Creations, Inc.(a)(b)	391,025	2,854,482
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	9,528	926,122
Performance Food Group Co.(a)	41,020	3,214,737
Seaboard Corp.	935	2,933,095
		14,720,141
Energy — 9.45%
Antero Resources Corp.(a)(b)	70,664	2,024,524
Civitas Resources, Inc.	55,769	2,825,815
Range Resources Corp.	118,019	3,630,264
Tidewater, Inc.(a)(b)	22,921	1,645,499
		10,126,102
Financials — 11.37%
1st Source Corp.(b)	28,790	1,723,945
Assured Guaranty Ltd.(b)	28,980	2,304,489
Axis Capital Holdings Ltd.(b)	41,706	3,320,215
BOK Financial Corp.(b)	17,685	1,850,205
Cullen/Frost Bankers, Inc.(b)	13,926	1,557,762
Houlihan Lokey, Inc.	4,487	709,036
Trustmark Corp.(b)	22,819	726,101
		12,191,753
Health Care — 11.82%
AMN Healthcare Services, Inc.(a)	28,301	1,199,680
Biohaven Ltd.(a)	11,455	572,406
Denali Therapeutics, Inc.(a)	9,357	272,570
Dentsply Sirona, Inc.	39,485	1,068,464
Encompass Health Corp.(b)	27,488	2,656,440

See accompanying notes which are an integral part of these financial statements.

VELA SMALL CAP FUND

Schedule of Investments (continued)

September 30, 2024

	Shares	Fair Value
Common Stocks — (continued)
Health Care — (continued)
Halozyme Therapeutics, Inc.(a)(b)	7,435	$425,579
Indivior PLC(a)	57,452	560,157
Lantheus Holdings, Inc.(a)(b)	11,993	1,316,232
Maravai LifeSciences Holdings, Inc.(a)(b)	91,569	760,938
PROCEPT BioRobotics Corp.(a)(b)	19,551	1,566,426
Rocket Pharmaceuticals, Inc.(a)	29,631	547,285
Roivant Sciences Ltd.(a)	35,139	405,504
SI-BONE, Inc.(a)	94,242	1,317,503
		12,669,184
Industrials — 27.86%
Applied Industrial Technologies, Inc.(b)	17,783	3,967,921
BWX Technologies, Inc.(b)	26,105	2,837,613
Copa Holdings, S.A., Class A	16,395	1,538,507
Core & Main, Inc.(a)	32,144	1,427,193
Greenbrier Companies, Inc. (The)(b)	66,537	3,386,068
Hub Group, Inc., Class A(b)	107,134	4,869,240
Huntington Ingalls Industries, Inc.(b)	5,675	1,500,357
Kirby Corp.(a)(b)	47,906	5,865,132
Lincoln Electric Holdings, Inc.	7,652	1,469,337
Sun Country Airlines Holdings, Inc.(a)	32,901	368,820
Tetra Tech, Inc.(b)	56,010	2,641,432
		29,871,620
Materials — 6.10%
Alamos Gold, Inc., Class A(b)	111,956	2,232,402
Ashland, Inc.(b)	19,481	1,694,263
Foraco International SA	663,994	1,060,576
Major Drilling Group International, Inc.(a)	251,362	1,555,782
		6,543,023
Technology — 4.94%
JFrog Ltd.(a)(b)	78,392	2,276,504
Onto Innovation, Inc.(a)	2,994	621,435
SEMrush Holdings, Inc.(a)	42,767	671,869
Wix.com Ltd.(a)(b)	10,333	1,727,368
		5,297,176
TOTAL COMMON STOCKS (Cost $79,119,458)		103,794,969

See accompanying notes which are an integral part of these financial statements.

VELA SMALL CAP FUND

Schedule of Investments (continued)

September 30, 2024

	Shares	Fair Value
Money Market Funds — 3.74%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.80%(c)	4,013,883	$4,013,883

TOTAL MONEY MARKET FUNDS (Cost $4,013,883)		4,013,883

Total Investments — 100.55% (Cost $83,133,341)		107,808,852

Liabilities in Excess of Other Assets — (0.55)%		(584,419)

Net Assets — 100.00%		$107,224,433

(a)	Non-income producing security.
(b)	Securities, or a portion thereof, have been pledged as collateral on written options. The total collateral pledged is $28,032,388.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2024.

ADR - American Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

VELA SMALL CAP FUND

Schedule of Open Written Option Contracts

September 30, 2024

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
Written Call Options (1.06)%
1st Source Corp.	(173)	$(1,035,924)	$70.00	February 2025	$(21,452)
Alamos Gold, Inc.	(336)	(669,984)	24.00	February 2025	(20,160)
Antero Resources Corp.	(106)	(303,690)	35.00	February 2025	(11,130)
Applied Industrial Technologies, Inc.	(90)	(2,008,170)	230.00	February 2025	(129,599)
Ashland, Inc.	(68)	(591,396)	100.00	April 2025	(13,940)
Assured Guaranty Ltd.	(116)	(922,432)	95.00	April 2025	(13,920)
Axis Capital Holdings Ltd.	(202)	(1,608,122)	85.00	March 2025	(71,710)
BOK Financial Corp.	(70)	(732,340)	115.00	December 2024	(17,850)
BWX Technologies, Inc.	(150)	(1,630,500)	130.00	May 2025	(57,000)
Casey’s General Stores, Inc.	(35)	(1,314,985)	400.00	February 2025	(51,100)
Cullen/Frost Bankers, Inc.	(70)	(783,020)	125.00	January 2025	(17,150)
Encompass Health Corp.	(254)	(2,454,656)	100.00	April 2025	(144,779)
Greenbrier Companies, Inc. (The)	(200)	(1,017,800)	65.00	March 2025	(27,500)
Halozyme Therapeutics, Inc.	(60)	(343,440)	70.00	March 2025	(10,500)
Hub Group, Inc.	(107)	(486,315)	55.00	January 2025	(5,618)
Huntington Ingalls Industries, Inc.	(17)	(449,446)	300.00	December 2024	(3,358)
JFrog Ltd.	(210)	(609,840)	35.00	December 2024	(16,800)
Kirby Corp.	(144)	(1,762,992)	135.00	March 2025	(74,160)
Lantheus Holdings, Inc.	(60)	(658,500)	110.00	January 2025	(80,100)
Lantheus Holdings, Inc.	(36)	(395,100)	140.00	June 2025	(39,240)
Liberty Media Corp. - Liberty Braves	(307)	(1,221,860)	50.00	February 2025	(14,583)
Mama’s Creations, Inc.	(1,955)	(1,427,150)	10.00	January 2025	(34,213)
Maravai LifeSciences Holdings, Inc.	(212)	(176,172)	17.50	January 2025	(5,088)
Ollie’s Bargain Outlet Holdings, Inc.	(50)	(486,000)	115.00	April 2025	(22,500)
PROCEPT BioRobotics Corp.	(191)	(1,530,292)	82.50	November 2024	(125,105)
Tetra Tech, Inc.	(155)	(730,980)	50.00	March 2025	(28,675)
Tidewater, Inc.	(34)	(244,086)	100.00	January 2025	(3,910)
Trustmark Corp.	(217)	(690,494)	40.00	November 2024	(217)
Valvoline, Inc.	(202)	(845,370)	45.00	April 2025	(55,550)
Wix.com Ltd.	(52)	(869,284)	200.00	January 2025	(24,960)
TOTAL WRITTEN CALL OPTIONS (Premiums Received $1,300,709)					$(1,141,867)

See accompanying notes which are an integral part of these financial statements.

VELA LARGE CAP PLUS FUND

Schedule of Investments

September 30, 2024

	Shares	Fair Value
Common Stocks — 98.98%
Communications — 10.90%
Alphabet, Inc., Class A(a)	17,385	$2,883,302
Electronic Arts, Inc.	2,358	338,232
Meta Platforms, Inc., Class A(a)	3,755	2,149,512
T-Mobile US, Inc.	6,101	1,259,002
Uber Technologies, Inc.(a)(b)	8,702	654,043
Walt Disney Co. (The)	5,849	562,615
		7,846,706
Consumer Discretionary — 12.19%
Amazon.com, Inc.(a)(b)	13,024	2,426,762
Booking Holdings, Inc.(a)	330	1,390,000
Home Depot, Inc. (The)(a)	3,079	1,247,611
NIKE, Inc., Class B(a)	10,036	887,182
Starbucks Corp.(a)	13,672	1,332,883
TJX Companies, Inc. (The)	10,033	1,179,279
Ulta Beauty, Inc.(b)	806	313,631
		8,777,348
Consumer Staples — 3.80%
Kraft Heinz Co. (The)(a)	28,341	995,053
PepsiCo, Inc.	6,941	1,180,317
Tyson Foods, Inc., Class A	9,350	556,886
		2,732,256
Energy — 7.89%
Baker Hughes Co., Class A(a)	33,717	1,218,869
Energy Transfer LP(a)	90,407	1,451,032
Enterprise Products Partners LP(a)	46,541	1,354,809
MPLX LP	20,503	911,563
Suncor Energy, Inc.	20,180	745,046
		5,681,319
Financials — 14.98%
Arch Capital Group Ltd.(b)	6,907	772,755
Bank of America Corp.(a)	32,742	1,299,202
Berkshire Hathaway, Inc., Class B(b)	4,537	2,088,200
Citigroup, Inc.(a)	23,675	1,482,055
Goldman Sachs Group, Inc. (The)(a)	2,515	1,245,202
MetLife, Inc.(a)	19,194	1,583,121
PayPal Holdings, Inc.(a)(b)	13,322	1,039,516
Visa, Inc., Class A(a)	4,651	1,278,792
		10,788,843

See accompanying notes which are an integral part of these financial statements.

VELA LARGE CAP PLUS FUND

Schedule of Investments (continued)

September 30, 2024

	Shares	Fair Value
Common Stocks — (continued)
Health Care — 16.06%
Abbott Laboratories	9,455	$1,077,964
AbbVie, Inc.(a)	6,670	1,317,192
AstraZeneca PLC - ADR(a)	14,539	1,132,734
Biohaven Ltd.(a)(b)	5,589	279,282
Boston Scientific Corp.(b)	4,416	370,061
Denali Therapeutics, Inc.(b)	5,859	170,673
Dentsply Sirona, Inc.	27,320	739,279
Elevance Health, Inc.(a)	1,018	529,360
Encompass Health Corp.(a)	7,830	756,691
Halozyme Therapeutics, Inc.(b)	4,960	283,910
Johnson & Johnson	12,525	2,029,801
Lantheus Holdings, Inc.(a)(b)	8,822	968,215
Roivant Sciences Ltd.(a)(b)	32,386	373,734
Sarepta Therapeutics, Inc.(b)	1,214	151,617
Zoetis, Inc., Class A(a)	7,069	1,381,141
		11,561,654
Industrials — 13.59%
3M Co.(a)	12,953	1,770,675
Copa Holdings, S.A., Class A	2,414	226,530
Core & Main, Inc.(a)(b)	14,313	635,497
CSX Corp.(a)	32,514	1,122,708
Deere & Co.(a)	2,451	1,022,876
FedEx Corp.(a)	4,097	1,121,267
JB Hunt Transport Services, Inc.(a)	9,565	1,648,337
Kirby Corp.(b)	5,945	727,846
Lincoln Electric Holdings, Inc.	5,423	1,041,325
Northrop Grumman Corp.	885	467,342
		9,784,403
Materials — 0.64%
LyondellBasell Industries N.V., Class A(a)	4,839	464,060

Technology — 18.93%
Accenture PLC, Class A(a)	4,560	1,611,869
Autodesk, Inc.(a)(b)	5,615	1,546,820
EPAM Systems, Inc.(b)	3,397	676,105
JFrog Ltd.(b)	10,298	299,054
Microchip Technology, Inc.(a)	20,684	1,660,718
Microsoft Corp.(a)	7,804	3,358,061

See accompanying notes which are an integral part of these financial statements.

VELA LARGE CAP PLUS FUND

Schedule of Investments (continued)

September 30, 2024

	Shares	Fair Value
Common Stocks — (continued)
Technology — (continued)
Salesforce, Inc.(a)	6,009	$1,644,723
ServiceNow, Inc.(a)(b)	1,797	1,607,219
Smartsheet, Inc., Class A(a)(b)	12,291	680,430
Workday, Inc., Class A(a)(b)	2,227	544,301
		13,629,300
TOTAL COMMON STOCKS (Cost $53,328,462)		$71,265,889

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
Purchased Call Options — 0.20%
NVIDIA Corp.	150	$1,821,600	$140.00	February 2025	$142,125
TOTAL PURCHASED CALL OPTIONS (Cost $217,454)					142,125

Purchased Put Options — 0.57%
3M Co.	120	1,640,400	110.00	March 2025	24,120
Accenture PLC, Class A	34	1,201,832	280.00	June 2025	18,700
Alphabet, Inc., Class A	60	995,100	145.00	March 2025	25,050
Amazon.com, Inc.	50	931,650	140.00	February 2025	8,675
Baker Hughes Co., Class A	250	903,750	30.00	January 2025	7,500
Bank of America Corp.	525	2,083,200	28.00	January 2025	7,875
Citigroup, Inc.	180	1,126,800	52.50	March 2025	24,120
Deere & Co.	16	667,728	290.00	June 2025	5,760
Enterprise Products Partners LP	400	1,164,400	25.00	June 2025	17,000
Goldman Sachs Group, Inc. (The)	32	1,584,352	400.00	January 2025	12,560
Meta Platforms, Inc., Class A	20	1,144,880	420.00	June 2025	27,500
Microchip Technology, Inc.	65	521,885	70.00	January 2025	16,900
Microsoft Corp.	70	3,012,100	300.00	June 2025	18,830
NIKE, Inc., Class B	80	707,200	75.00	March 2025	17,400
NVIDIA Corp.	150	1,821,600	75.00	February 2025	25,200
Salesforce, Inc.	45	1,231,695	230.00	January 2025	16,988
ServiceNow, Inc.	12	1,073,268	700.00	March 2025	20,400
Smartsheet, Inc., Class A	120	664,320	35.00	January 2025	120

See accompanying notes which are an integral part of these financial statements.

VELA LARGE CAP PLUS FUND

Schedule of Investments (continued)

September 30, 2024

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
Purchased Put Options — (continued)
Starbucks Corp.	100	974,900	80.00	January 2025	$8,500
Uber Technologies, Inc.	78	586,248	50.00	June 2025	9,750
SPDR S&P 500 ETF Trust	100	5,737,600	530.00	March 2025	101,700

TOTAL PURCHASED PUT OPTIONS (Cost $836,951)					414,648

	Shares	Fair Value
Money Market Funds — 4.20%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.80%(c)	3,020,281	$3,020,281

TOTAL MONEY MARKET FUNDS (Cost $3,020,281)		3,020,281

Total Investments — 103.95% (Cost $57,403,148)		74,842,943

Liabilities in Excess of Other Assets — (3.95)%		(2,842,339)

Net Assets — 100.00%		$72,000,604

(a)	Securities, or a portion thereof, have been pledged as collateral for securities sold short or written options. The fair value of this collateral on September 30, 2024 was $46,750,959.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2024.

ADR - American Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

VELA LARGE CAP PLUS FUND

Schedule of Open Written Options Contracts

September 30, 2024

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
Written Call Options (2.02)%
3M Co.	(117)	$(1,599,390)	$140.00	March 2025	$(104,715)
AbbVie, Inc.	(54)	(1,066,392)	220.00	June 2025	(39,015)
Accenture PLC, Class A	(34)	(1,201,832)	360.00	June 2025	(87,720)
Alphabet, Inc., Class A	(148)	(2,454,580)	210.00	June 2025	(62,900)
Amazon.com, Inc.	(66)	(1,229,778)	230.00	April 2025	(30,525)
AstraZeneca PLC	(110)	(857,010)	92.50	April 2025	(12,375)
Baker Hughes Co., Class A	(253)	(914,595)	42.00	June 2025	(38,583)
Bank of America Corp.	(272)	(1,079,296)	47.00	March 2025	(15,096)
Citigroup, Inc.	(214)	(1,339,640)	70.00	March 2025	(42,479)
Deere & Co.	(16)	(667,728)	470.00	June 2025	(30,000)
Encompass Health Corp.	(63)	(608,832)	90.00	December 2024	(57,645)
Energy Transfer LP	(677)	(1,086,585)	15.00	January 2025	(85,979)
Enterprise Products Partners LP	(424)	(1,234,264)	30.00	June 2025	(34,768)
FedEx Corp.	(33)	(903,144)	320.00	June 2025	(31,185)
Goldman Sachs Group, Inc. (The)	(12)	(594,132)	550.00	March 2025	(17,850)
Home Depot, Inc. (The)	(28)	(1,134,560)	380.00	November 2024	(91,489)
LyondellBasell Industries N.V., Class A	(39)	(374,010)	110.00	June 2025	(8,483)
Meta Platforms, Inc., Class A	(32)	(1,831,808)	670.00	June 2025	(130,480)
MetLife, Inc.	(132)	(1,088,736)	82.50	January 2025	(56,100)
Microchip Technology, Inc.	(119)	(955,451)	110.00	June 2025	(26,180)
Microsoft Corp.	(70)	(3,012,100)	510.00	June 2025	(78,050)
NIKE, Inc., Class B	(81)	(716,040)	100.00	March 2025	(29,363)
PayPal Holdings, Inc.	(94)	(733,482)	95.00	June 2025	(43,945)
Salesforce, Inc.	(45)	(1,231,695)	310.00	June 2025	(77,400)
ServiceNow, Inc.	(4)	(357,756)	900.00	June 2025	(45,600)
Starbucks Corp.	(96)	(935,904)	110.00	June 2025	(43,920)
Tyson Foods, Inc., Class A	(85)	(506,260)	60.00	November 2024	(19,550)
Uber Technologies, Inc.	(78)	(586,248)	90.00	June 2025	(40,755)
Workday, Inc., Class A	(20)	(488,820)	280.00	March 2025	(20,500)
Zoetis, Inc., Class A	(57)	(1,113,666)	220.00	June 2025	(53,010)
Total Written Options (Premiums Received $1,171,100)					$(1,455,660)

See accompanying notes which are an integral part of these financial statements.

VELA LARGE CAP PLUS FUND

Schedule of Securities Sold Short

September 30, 2024

	Shares	Fair Value
Common Stocks - Short — (4.10%)
Communications — (0.39%)
Roblox Corp., Class A(a)	(3,194)	$(141,366)
Take-Two Interactive Software, Inc.(a)	(877)	(134,804)
		(276,170)
Consumer Discretionary — (1.03%)
Abercrombie & Fitch Co., Class A(a)	(638)	(89,256)
CarMax, Inc.(a)	(1,828)	(141,451)
InterContinental Hotels Group PLC - ADR	(2,833)	(313,018)
Williams-Sonoma, Inc.	(1,263)	(195,664)
		(739,389)
Consumer Staples — (0.37%)
Brown-Forman Corp., Class B	(3,080)	(151,536)
Coty, Inc., Class A(a)	(12,177)	(114,342)
		(265,878)
Financials — (0.29%)
Capital One Financial Corp.	(1,381)	(206,777)

Health Care — (0.22%)
Intuitive Surgical, Inc.(a)	(316)	(155,241)

Industrials — (1.03%)
GFL Environmental, Inc.	(4,743)	(189,151)
HEICO Corp.	(571)	(149,305)
Old Dominion Freight Line, Inc.	(1,093)	(217,114)
Rockwell Automation, Inc.	(703)	(188,727)
		(744,297)
Materials — (0.16%)
Trex Co., Inc.(a)	(1,729)	(115,117)

Technology — (0.62%)
International Business Machines Corp.	(793)	(175,316)
Palantir Technologies, Inc., Class A(a)	(4,308)	(160,258)

See accompanying notes which are an integral part of these financial statements.

VELA LARGE CAP PLUS FUND

Schedule of Securities Sold Short (continued)

September 30, 2024

	Shares	Fair Value
Common Stocks - Short — (continued)
Technology — (continued)
Toast, Inc., Class A(a)	(3,936)	$(111,428)
		(447,002)
TOTAL COMMON STOCKS — SHORT (Proceeds Received $2,744,471)		$(2,949,871)

TOTAL SECURITIES SOLD SHORT (Proceeds Received $2,744,471)		$(2,949,871)

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

VELA INTERNATIONAL FUND

Schedule of Investments

September 30, 2024

	Shares	Fair Value
Common Stocks — 91.06%
Australia — 3.30%
Consumer Discretionary — 1.76%
Bapcor, Ltd.	248,000	$908,630

Health Care — 1.54%
Ansell Ltd.	36,200	794,261
Total Australia		1,702,891

Austria — 3.71%
Communications — 2.21%
Telekom Austria AG	116,400	1,142,169

Materials — 1.50%
Wienerberger AG	23,400	773,921
Total Austria		1,916,090

Belgium — 1.99%
Financials — 1.99%
KBC Group NV	12,900	1,026,586
Total Belgium		1,026,586

Canada — 13.77%
Consumer Staples — 2.50%
Empire Co., Ltd., Class A	42,300	1,292,795

Energy — 3.85%
Parkland Corp.	38,500	992,457
Suncor Energy, Inc.	27,000	996,840
		1,989,297
Industrials — 1.01%
Finning International, Inc.	15,900	521,922

Materials — 6.41%
Alamos Gold, Inc., Class A	71,000	1,415,741
Major Drilling Group International, Inc.(a)	119,000	736,540
OceanaGold Corp.	410,000	1,161,198
		3,313,479
Total Canada		7,117,493

See accompanying notes which are an integral part of these financial statements.

VELA INTERNATIONAL FUND

Schedule of Investments (continued)

September 30, 2024

	Shares	Fair Value
Denmark — 1.84%
Industrials — 1.84%
FLSmidth & Co. A/S	16,800	$951,431
Total Denmark		951,431

France — 8.78%
Communications — 2.41%
Criteo S.A. - ADR(a)	30,800	1,239,392

Consumer Discretionary — 1.97%
Cia Generale de Establissements Michelin SCA	25,100	1,019,679

Energy — 2.14%
TotalEnergies SE	17,000	1,104,210

Industrials — 1.26%
Rexel SA	22,400	649,484

Materials — 1.00%
Foraco International SA	324,500	518,313
Total France		4,531,078

Germany — 9.96%
Consumer Discretionary — 1.33%
Fielmann AG	13,300	687,293

Consumer Staples — 0.97%
Henkel AG & Co. KGaA	5,300	498,339

Industrials — 2.17%
Duerr AG	45,600	1,120,524

Materials — 2.96%
Covestro AG(a),(b)	10,000	623,380
Fuchs Petrolub SE	24,100	905,605
		1,528,985
Technology — 2.53%
Infineon Technologies AG	37,200	1,306,381
Total Germany		5,141,522

See accompanying notes which are an integral part of these financial statements.

VELA INTERNATIONAL FUND

Schedule of Investments (continued)

September 30, 2024

	Shares	Fair Value
Hong Kong — 7.72%
Consumer Staples — 2.95%
WH Group Ltd.(b)	1,940,000	$1,527,990

Industrials — 2.42%
Johnson Electric Holdings Ltd.	851,440	1,248,283

Technology — 2.35%
VTech Holdings Ltd.	174,200	1,211,217
Total Hong Kong		3,987,490

Indonesia — 2.44%
Materials — 2.44%
United Tractors Tbk PT	700,000	1,257,316
Total Indonesia		1,257,316

Japan — 5.92%
Consumer Discretionary — 1.52%
Honda Motor Co. Ltd.	73,500	784,711

Industrials — 0.74%
OSG Corp.	26,900	380,300

Materials — 1.65%
Toray Industries, Inc.	144,000	850,437

Technology — 2.01%
Nintendo Co. Ltd.	19,500	1,042,303
Total Japan		3,057,751

Luxembourg — 2.10%
Consumer Staples — 2.10%
B&M European Value Retail SA	195,000	1,086,061
Total Luxembourg		1,086,061

Mexico — 2.73%
Consumer Staples — 2.73%
BBB Foods Inc.(a)	15,000	450,000
Gruma SAB de CV	12,000	222,385

See accompanying notes which are an integral part of these financial statements.

VELA INTERNATIONAL FUND

Schedule of Investments (continued)

September 30, 2024

	Shares	Fair Value
Mexico — (continued)
Consumer Staples — (continued)
Kimberly-Clark de Mexico SAB de CV	455,000	$737,226
		1,409,611
Total Mexico		1,409,611

Netherlands — 3.32%
Communications — 0.90%
Koninklijke KPN NV	113,400	463,288

Financials — 1.90%
ING Groep NV	53,900	978,182

Health Care — 0.52%
Argenx SE(a)	500	270,421
Total Netherlands		1,711,891

Panama — 1.51%
Industrials — 1.51%
Copa Holdings, S.A., Class A	8,300	778,872
Total Panama		778,872

Slovenia — 1.50%
Health Care — 1.50%
Krka d.d. Novo Mesto	5,100	772,028
Total Slovenia		772,028

Sweden — 4.23%
Financials — 2.35%
Svenska Handelsbanken AB, Class A	118,000	1,212,221

Industrials — 1.88%
Loomis AB	29,600	972,581
Total Sweden		2,184,802

Switzerland — 6.16%
Consumer Discretionary — 3.62%
Cie Financiere Richemont SA	4,200	667,017
Swatch Group AG (The)	5,600	1,200,861
		1,867,878

See accompanying notes which are an integral part of these financial statements.

VELA INTERNATIONAL FUND

Schedule of Investments (continued)

September 30, 2024

	Shares	Fair Value
Switzerland — (continued)
Health Care — 2.54%
Roche Holding AG	4,100	$1,312,148
Total Switzerland		3,180,026

United Kingdom — 10.08%
Communications — 2.72%
Informa PLC	31,600	347,532
WPP PLC	103,400	1,059,201
		1,406,733
Consumer Discretionary — 1.34%
Associated British Foods PLC	22,100	690,704

Consumer Staples — 2.32%
British American Tobacco PLC	25,100	915,124
Nomad Foods Ltd.	15,000	285,900
		1,201,024
Health Care — 1.21%
Indivior PLC(a)	63,400	625,396

Technology — 2.49%
Serco Group PLC	536,500	1,281,205
Total United Kingdom		5,205,062

TOTAL COMMON STOCKS (Cost $37,940,829)		47,018,001

See accompanying notes which are an integral part of these financial statements.

VELA INTERNATIONAL FUND

Schedule of Investments (continued)

September 30, 2024

	Shares	Fair Value
Money Market Funds — 8.36%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.80%(c)	4,317,558	$4,317,558

TOTAL MONEY MARKET FUNDS (Cost $4,317,558)		4,317,558

Total Investments — 99.42% (Cost $42,258,387)		51,335,559

Other Assets in Excess of Liabilities — 0.58%		298,395

Net Assets — 100.00%		$51,633,954

(a)	Non-income producing security.
(b)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of such securities is $6,949,745 as of September 30, 2024, representing 4.17% of net assets.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2024.

See accompanying notes which are an integral part of these financial statements.

VELA INCOME OPPORTUNITIES FUND

Schedule of Investments

September 30, 2024

	Shares	Fair Value
Common Stocks — 54.00%
Communications — 2.59%
Comcast Corp., Class A(a)	9,755	$407,467
Omnicom Group, Inc.(a)	3,447	356,385
		763,852
Consumer Discretionary — 6.94%
Genuine Parts Co.(a)	3,698	516,537
Movado Group, Inc.	7,448	138,533
Starbucks Corp.(a)	5,877	572,948
Vail Resorts, Inc.	1,772	308,842
Wendy’s Co. (The), Class A(a)	29,115	510,095
		2,046,955
Consumer Staples — 8.60%
Flowers Foods, Inc.(a)	26,735	616,777
Kraft Heinz Co. (The)	15,329	538,201
Mondelez International, Inc., Class A(a)	4,297	316,560
PepsiCo, Inc.	1,768	300,648
Sysco Corp.	9,795	764,598
		2,536,784
Energy — 6.54%
Baker Hughes Co., Class A(a)	14,481	523,488
Civitas Resources, Inc.	9,313	471,890
MPLX LP	6,846	304,373
Suncor Energy, Inc.(a)	17,023	628,489
		1,928,240
Financials — 5.19%
Axis Capital Holdings Ltd.(a)	5,821	463,410
Citigroup, Inc.	2,415	151,179
Cullen/Frost Bankers, Inc.	2,514	281,216
Federal Agricultural Mortgage Corp., Class C	719	134,747
JPMorgan Chase & Co.	1,525	321,562
Trustmark Corp.(a)	5,576	177,428
		1,529,542
Health Care — 8.73%
Abbott Laboratories(a)	4,220	481,122
Dentsply Sirona, Inc.	11,575	313,219
Johnson & Johnson	3,877	628,307
Medtronic PLC(a)	9,093	818,643
Zoetis, Inc., Class A(a)	1,709	333,904
		2,575,195

See accompanying notes which are an integral part of these financial statements.

VELA INCOME OPPORTUNITIES FUND

Schedule of Investments (continued)

September 30, 2024

	Shares	Fair Value
Common Stocks — (continued)
Industrials — 9.63%
Copa Holdings, S.A., Class A	4,535	$425,564
FedEx Corp.(a)	1,336	365,636
Greenbrier Companies, Inc. (The)(a)	20,680	1,052,405
Huntington Ingalls Industries, Inc.(a)	1,988	525,588
Norfolk Southern Corp.(a)	1,891	469,914
		2,839,107
Real Estate — 0.97%
Simon Property Group, Inc.	1,683	284,461

Technology — 4.49%
Fidelity National Information Services, Inc.(a)	6,701	561,209
Garmin Ltd.(a)	1,214	213,700
Nintendo Co. Ltd.	5,427	290,081
Texas Instruments, Inc.(a)	1,247	257,593
		1,322,583
Utilities — 0.32%
NorthWestern Energy Group, Inc.	1,637	93,669

TOTAL COMMON STOCKS (Cost $14,354,161)		15,920,388

Preferred Stocks — 4.46%
Financials — 4.46%
Arch Capital Group Ltd., Series G, 4.55%	17,351	354,654
Axis Capital Holdings Ltd., Series E, 5.50%	6,390	145,756
Bank OZK, Series A, 4.63%	8,700	161,037
Enstar Group Ltd., Series D, 7.00%	10,794	210,699
Huntington Bancshares Inc., Series J, 6.88%	5,699	146,977
Morgan Stanley, Series I, 6.38%	5,492	139,003
Stifel Financial Corp., Series B, 6.25%	6,300	157,563
		1,315,689
TOTAL PREFERRED STOCKS (Cost $1,281,650)		1,315,689

See accompanying notes which are an integral part of these financial statements.

VELA INCOME OPPORTUNITIES FUND

Schedule of Investments (continued)

September 30, 2024

	Principal Amount	Fair Value
Corporate Bonds — 37.29%
Communications — 0.50%
Nexstar Media, Inc., 5.63%, 7/15/2027(b)	150,000	$148,697

Consumer Discretionary — 10.74%
Acushnet Co., 7.38%, 10/15/2028(b)	250,000	263,786
Allegiant Travel Co., 7.25%, 8/15/2027(b)	150,000	148,183
Cedar Fair LP / Canada’s Wonderland Co., 6.50%, 10/1/2028	200,000	202,895
Churchill Downs, Inc., 6.75%, 5/1/2031(b)	150,000	155,090
Darden Restaurants, Inc., 6.30%, 10/10/2033	250,000	272,367
Genuine Parts Co., 6.88%, 11/1/2033	250,000	287,233
Graham Holdings Co., 5.75%, 6/1/2026(b)	300,000	300,172
Papa John’s International, Inc., 3.88%, 9/15/2029(b)	300,000	277,938
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/2029	250,000	240,657
Taylor Morrison Communities, Inc., 5.88%, 6/15/2027(b)	250,000	255,430
Valvoline, Inc., 3.63%, 6/15/2031(b)	250,000	223,978
Victoria’s Secret & Co., 4.63%, 7/15/2029(b)	250,000	220,928
Viking Cruises Ltd., 9.13%, 7/15/2031(b)	150,000	164,679
Wendy’s International LLC, 7.00%, 12/15/2025	150,000	153,213
		3,166,549
Consumer Staples — 1.48%
Performance Food Group Inc., 5.50%, 10/15/2027(b)	200,000	199,696
Simmons Foods, Inc., 4.63%, 3/1/2029(b)	250,000	237,089
		436,785
Energy — 1.87%
Antero Resources Corp., 7.63%, 2/1/2029(b)	150,000	155,059
CNX Resources Corp., 7.38%, 1/15/2031(b)	150,000	156,910
Saturn Oil & Gas, Inc., 9.63%, 6/15/2029(b)	243,711	240,991
		552,960
Financials — 5.22%
Bank OZK, 2.75%, 10/1/2031	150,000	123,750
Citigroup, Inc., 7.13%, 12/31/2049 (France)(c)	150,000	156,469
Cullen/Frost Capital Trust II, 7.98%, 3/1/2034	200,000	174,935
First Citizens BancShares Inc., 3.38%, 3/15/2030	200,000	195,774
Iron Mountain, Inc., 7.00%, 2/15/2029(b)	250,000	260,805
M&T Bank Corp., 7.14%, 2/1/2172	200,000	199,568
Oaktree Strategic Credit Fund, 8.40%, 11/14/2028(b)	250,000	270,398
Radian Group Inc., 6.20%, 5/15/2029	150,000	156,735
		1,538,434

See accompanying notes which are an integral part of these financial statements.

VELA INCOME OPPORTUNITIES FUND

Schedule of Investments (continued)

September 30, 2024

	Principal Amount	Fair Value
Corporate Bonds — (continued)
Health Care — 2.24%
Bayer US Finance LLC, 6.38%, 11/21/2030(b)	150,000	$160,538
Encompass Health Corp., 4.63%, 4/1/2031	250,000	240,115
Sotera Health Holdings LLC, 7.38%, 6/1/2031(b)(c)	250,000	259,935
		660,588
Industrials — 10.29%
Air Canada 2020-1 Class C Pass Through Trust, 10.50%, 7/15/2026(b)	150,000	161,836
AMN Healthcare, Inc., 4.00%, 4/15/2029(b)	150,000	140,365
Atkore, Inc., 4.25%, 6/1/2031(b)	200,000	183,033
Brink’s Co. (The), 6.50%, 6/15/2029(b)	250,000	259,832
BWX Technologies, Inc., 4.13%, 6/30/2028(b)	150,000	144,808
Cimpress PLC, 7.38%, 9/15/2032 (Ireland)(b)	250,000	253,114
Con-way, Inc., 6.70%, 5/1/2034	265,000	281,828
Hillenbrand, Inc., 6.25%, 2/15/2029	250,000	254,707
Installed Building Products, Inc., 5.75%, 2/1/2028(b)	250,000	249,443
Korn Ferry, 4.63%, 12/15/2027(b)	250,000	244,687
Sensata Technologies BV, 5.88%, 9/1/2030(b)	250,000	251,228
Stanley Black & Decker, Inc., 4.00%, 3/15/2060(c)	200,000	189,919
Wabash National Corp., 4.50%, 10/15/2028(b)	250,000	229,344
Worthington Industries, Inc., 4.30%, 8/1/2032	210,000	189,050
		3,033,194
Materials — 2.62%
Advanced Drainage Systems, Inc., 6.38%, 6/15/2030(b)	250,000	255,669
Ashland LLC, 6.88%, 5/15/2043	240,000	257,659
Ball Corp., 6.88%, 3/15/2028	250,000	259,108
		772,436
Real Estate — 0.92%
Newmark Group, Inc., 7.50%, 1/12/2029(b)	250,000	270,369

Technology — 0.70%
Gen Digital, Inc., 6.75%, 9/30/2027(b)	200,000	205,715

Utilities — 0.71%
American Electric Power Company, Inc., 7.05%, 12/15/2054	200,000	210,774

TOTAL CORPORATE BONDS (Cost $10,553,078)		10,996,501

See accompanying notes which are an integral part of these financial statements.

VELA INCOME OPPORTUNITIES FUND

Schedule of Investments (continued)

September 30, 2024

	Principal Amount	Fair Value
U.S. Government & Agencies — 1.86%
United States Treasury Bill, 4.85%, 2/27/2025(d)	250,000	$245,533
United States Treasury Note, 4.38%, 7/31/2026	150,000	151,810
United States Treasury Note, 3.75%, 8/15/2027	150,000	150,686

TOTAL U.S. GOVERNMENT & AGENCIES (Cost $545,846)		548,029

	Shares
Money Market Funds — 2.19%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.80%(e)	644,424	644,424

TOTAL MONEY MARKET FUNDS (Cost $644,424)		644,424

Total Investments — 99.80% (Cost $27,379,159)		29,425,031

Other Assets in Excess of Liabilities — 0.20%		58,741

Net Assets — 100.00%		$29,483,772

(a)	All or a portion of the security is held as collateral for written options. As of September 30, 2024, the fair value of collateral held is $5,633,954.
(b)	Non-income producing security.
(c)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $6,949,745 as of September 30, 2024, representing 23.57% of net assets.
(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2024.
(e)	The rate shown represents effective yield at time of purchase.
(f)	Rate disclosed is the seven day effective yield as of September 30, 2024.

See accompanying notes which are an integral part of these financial statements.

VELA INCOME OPPORTUNITIES FUND

Schedule of Open Written Options Contracts

September 30, 2024

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
Written Call Options (0.45)%
Abbott Laboratories	(11)	$(125,411)	$115.00	January 2025	$(5,665)
Abbott Laboratories	(10)	(114,010)	120.00	January 2025	(3,035)
Abbott Laboratories	(11)	(125,411)	125.00	June 2025	(4,785)
Axis Capital Holdings Ltd.	(19)	(151,259)	80.00	December 2024	(6,555)
Baker Hughes Co., Class A	(116)	(419,340)	41.00	January 2025	(8,120)
Comcast Corp.	(47)	(196,319)	47.50	January 2025	(2,515)
FedEx Corp.	(3)	(82,104)	300.00	October 2024	(90)
FedEx Corp.	(6)	(164,208)	320.00	October 2024	(39)
Fidelity National Information Services, Inc.	(22)	(184,250)	90.00	January 2025	(4,620)
Fidelity National Information Services, Inc.	(22)	(184,250)	95.00	January 2025	(2,145)
Flowers Foods, Inc.	(88)	(203,016)	25.00	October 2024	(88)
Garmin Ltd.	(8)	(140,824)	195.00	January 2025	(2,300)
Genuine Parts Co.	(18)	(251,424)	165.00	February 2025	(4,005)
Greenbrier Companies, Inc. (The)	(52)	(264,628)	65.00	December 2024	(2,600)
Greenbrier Companies, Inc. (The)	(52)	(264,628)	65.00	March 2025	(7,150)
Huntington Ingalls Industries, Inc.	(9)	(237,942)	300.00	December 2024	(1,778)
Medtronic PLC	(45)	(405,135)	95.00	February 2025	(11,969)
Mondelez International, Inc.	(40)	(294,680)	80.00	March 2025	(6,200)
Norfolk Southern Corp.	(9)	(223,650)	250.00	December 2024	(10,305)
Omnicom Group, Inc.	(17)	(175,763)	105.00	January 2025	(8,415)
Starbucks Corp.	(15)	(146,235)	92.50	January 2025	(12,375)
Starbucks Corp.	(15)	(146,235)	97.50	January 2025	(9,300)
Suncor Energy, Inc.	(86)	(317,512)	45.00	January 2025	(2,193)
Texas Instruments, Inc.	(10)	(206,570)	230.00	January 2025	(4,800)
Trustmark Corp.	(53)	(168,646)	40.00	November 2024	(53)
Wendy’s Co. (The)	(73)	(127,896)	23.00	November 2024	(73)
Zoetis, Inc., Class A	(8)	(156,304)	210.00	January 2025	(4,240)
Zoetis, Inc., Class A	(8)	(156,304)	220.00	June 2025	(7,440)
TOTAL WRITTEN CALL OPTIONS (Premiums Received $135,567)					$(132,853)

See accompanying notes which are an integral part of these financial statements.

VELA SHORT DURATION FUND

Schedule of Investments

September 30, 2024

	Principal Amount	Fair Value
Corporate Bonds — 73.59%
Communications — 2.73%
Expedia Group, Inc., 6.25%, 5/1/2025(a)	$100,000	$100,261
Nexstar Media, Inc., 5.63%, 7/15/2027(a)	200,000	198,262
XPO, Inc., 6.25%, 6/1/2028(a)	200,000	204,754
		503,277
Consumer Discretionary — 13.75%
Bath & Body Works, Inc., 6.69%, 1/15/2027	100,000	103,299
Brinker International, Inc., 5.00%, 10/1/2024(a)	150,000	150,000
Ford Motor Credit Co. LLC, 8.16%, 3/6/2026	100,000	102,564
General Motors Financial Co., Inc., 6.62%, 4/7/2025	100,000	100,346
Graham Holdings Co., 5.75%, 6/1/2026(a)	150,000	150,086
Group 1 Automotive, Inc., 4.00%, 8/15/2028(a)	200,000	191,046
Harley-Davidson Financial Services, Inc., 5.95%, 6/11/2029(a)	250,000	256,060
Hyatt Hotels Corp., 5.38%, 4/23/2025	150,000	150,246
Hyundai Capital America, 6.34%, 1/8/2027(a)	150,000	151,653
Mercedes-Benz Finance North America LLC, 5.77%, 3/30/2025(a)	100,000	100,282
Nissan Motor Acceptance Co. LLC, 2.75%, 3/9/2028(a)	200,000	183,145
Nordstrom, Inc., 4.00%, 3/15/2027	250,000	241,240
Tapestry, Inc., 7.00%, 11/27/2026	100,000	103,497
Taylor Morrison Communities, Inc., 5.88%, 6/15/2027(a)	150,000	153,258
Viking Ocean Cruises Ship VII Ltd., 5.63%, 2/15/2029(a)	200,000	199,739
William Carter Co. (The), 5.63%, 3/15/2027(a)	200,000	199,758
		2,536,219
Consumer Staples — 5.14%
Albertsons Companies, Inc. / Safeway, Inc., 5.88%, 2/15/2028(a)	200,000	201,487
Constellation Brands, Inc., 4.75%, 11/15/2024	150,000	149,856
Hexcel Corp., 4.95%, 8/15/2025	150,000	149,439
Performance Food Group Inc., 5.50%, 10/15/2027(a)	250,000	249,620
Smithfield Foods, Inc., 4.25%, 2/1/2027(a)	200,000	196,744
		947,146
Energy — 4.10%
Antero Resources Corp., 7.63%, 2/1/2029(a)	150,000	155,059
Chesapeake Energy Corp., 5.50%, 2/1/2026(a)	150,000	149,846
Civitas Resources, Inc., 5.00%, 10/15/2026(a)	200,000	197,914
Sunoco LP / Sunoco Finance Corp., 7.00%, 9/15/2028(a)	100,000	103,719
Sunoco LP / Sunoco Finance Corp., 6.00%, 4/15/2027	150,000	150,637
		757,175

See accompanying notes which are an integral part of these financial statements.

VELA SHORT DURATION FUND

Schedule of Investments (continued)

September 30, 2024

	Principal Amount	Fair Value
Corporate Bonds — (continued)
Financials — 21.29%
Antares Holdings LP, 3.75%, 7/15/2027(a)	$250,000	$237,152
Ares Capital Corp., 7.00%, 1/15/2027	200,000	208,191
Bank of America Corp., 6.19%, 9/15/2027	150,000	151,680
Charles Schwab Corp. (The), 5.38%, 6/1/2165	200,000	200,105
Citigroup Inc., 5.61%, 9/29/2026	150,000	151,336
Citizens Bank, N.A., 6.06%, 10/24/2025(b)	200,000	199,997
Discover Bank, 5.51%, 8/9/2028	150,000	155,028
Essent Group, Ltd., 6.25%, 7/1/2029	250,000	260,702
Federal Home Loan Banks, 5.00%, 9/26/2033	150,000	149,716
First Citizens BancShares Inc., 3.38%, 3/15/2030	200,000	195,774
Goldman Sachs Group, Inc. (The), 5.65%, 3/9/2027	200,000	200,399
HSBC Holdings PLC, 6.59%, 9/12/2026	150,000	151,348
Huntington National Bank (The), 4.60%, 2/27/2025	100,000	99,647
JPMorgan Chase & Co., 5.55%, 12/15/2025	100,000	100,063
JPMorgan Chase & Co., 6.02%, 2/24/2028	150,000	150,818
KeyBank NA, 4.70%, 1/26/2026	200,000	200,308
M&T Bank Corp., 7.14%, 2/1/2172	150,000	149,676
Mercury General Corp., 4.40%, 3/15/2027	200,000	197,934
Morgan Stanley, 6.14%, 10/16/2026	150,000	152,383
Prudential Financial, Inc., 5.70%, 9/15/2048	150,000	152,045
Radian Group Inc., 6.20%, 5/15/2029	250,000	261,224
Santander Holdings USA, Inc., 5.81%, 9/9/2026	200,000	201,153
		3,926,679
Health Care — 3.25%
Bayer US Finance II LLC, 5.50%, 8/15/2025(a)	100,000	100,136
GE HealthCare Technologies, Inc., 5.55%, 11/15/2024	100,000	100,044
HCA, Inc., 5.38%, 2/1/2025	200,000	200,085
Humana Inc., 5.70%, 3/13/2026	200,000	200,098
		600,363
Industrials — 9.97%
Air Canada, 3.88%, 8/15/2026(a)(b)	100,000	97,454
AMN Healthcare, Inc., 4.63%, 10/1/2027(a)	200,000	195,669
Brink’s Co. (The), 4.63%, 10/15/2027(a)	200,000	197,162
Delta Air Lines, Inc., 7.00%, 5/1/2025(a)	200,000	202,124
Installed Building Products, Inc., 5.75%, 2/1/2028(a)	250,000	249,443
LKQ Corp., 5.75%, 6/15/2028	100,000	103,772
Stanley Black & Decker, Inc., 4.00%, 3/15/2060(b)	150,000	142,439

See accompanying notes which are an integral part of these financial statements.

VELA SHORT DURATION FUND

Schedule of Investments (continued)

September 30, 2024

	Principal Amount	Fair Value
Corporate Bonds — (continued)
Industrials — (continued)
United Airlines, Inc., 4.38%, 4/15/2026(a)	$200,000	$197,112
United Rentals North America, Inc., 6.00%, 12/15/2029(a)	250,000	258,215
Williams Scotsman, Inc., 4.63%, 8/15/2028(a)	200,000	194,563
		1,837,953
Materials — 3.24%
Advanced Drainage Systems, Inc., 5.00%, 9/30/2027(a)	200,000	197,790
ATI, Inc., 5.88%, 12/1/2027	150,000	149,950
Berry Global, Inc., 5.63%, 7/15/2027(a)	250,000	249,980
		597,720
Real Estate — 2.72%
Boston Properties LP, 2.75%, 10/1/2026	100,000	96,411
Boston Properties LP, 6.75%, 12/1/2027	100,000	105,747
CubeSmart LP, 4.00%, 11/15/2025	150,000	148,907
Realty Income Corp., 5.05%, 1/13/2026	150,000	150,021
		501,086
Technology — 3.84%
CDW LLC / CDW Finance Corp., 5.50%, 12/1/2024	150,000	150,058
Concentrix Corp., 6.60%, 8/2/2028	200,000	208,641
Fidelity National Information Services, Inc., 4.25%, 5/15/2028	150,000	148,997
Hewlett Packard Enterprise Co., 5.90%, 10/1/2024	200,000	200,000
		707,696
Utilities — 3.56%
American Electric Power Company, Inc., 5.70%, 8/15/2025	150,000	151,232
American Electric Power Company, Inc., 7.05%, 12/15/2054	100,000	105,387
NextEra Energy Capital Holdings, Inc., 6.05%, 3/1/2025	100,000	100,431
Pacific Gas and Electric Co., 4.95%, 6/8/2025	150,000	149,934
Vistra Operations Co. LLC, 5.13%, 5/13/2025(a)	150,000	149,812
		656,796
TOTAL CORPORATE BONDS (Cost $13,441,723)		13,572,110

U.S. Government & Agencies — 23.48%
Federal Home Loan Mortgage Corp., 5.15%, 2/14/2025	200,000	199,769
Federal National Mortgage Association, 5.00%, 1/8/2027	200,000	200,340
Federal Home Loan Banks, 5.45%, 7/23/2027	200,000	199,954
Federal Home Loan Mortgage Corp., 5.15%, 1/22/2029	200,000	200,101

See accompanying notes which are an integral part of these financial statements.

VELA SHORT DURATION FUND

Schedule of Investments (continued)

September 30, 2024

	Principal Amount	Fair Value
Corporate Bonds — (continued)
U.S. Government & Agencies — (continued)
Federal Farm Credit Banks, 5.10%, 9/16/2032	$150,000	$149,895
United States Treasury Bill, 5.39%, 10/15/2024	250,000	249,542
United States Treasury Bill, 5.17%, 11/12/2024	250,000	248,636
United States Treasury Bill, 5.17%, 12/3/2024	250,000	248,021
United States Treasury Bill, 5.35%, 12/12/2024	250,000	247,767
United States Treasury Bill, 5.46%, 1/16/2025	250,000	246,698
United States Treasury Bill, 5.01%, 1/30/2025	250,000	246,347
United States Treasury Bill, 4.60%, 3/13/2025	100,000	98,064
United States Treasury Bill, 4.55%, 4/17/2025	250,000	244,592
United States Treasury Bill, 4.64%, 7/10/2025	250,000	242,437
United States Treasury Note, 4.88%, 4/30/2026	150,000	152,596
United States Treasury Note, 4.38%, 7/31/2026	350,000	354,225
United States Treasury Note, 3.75%, 8/31/2026	200,000	200,289
United States Treasury Note, 4.38%, 12/15/2026	150,000	152,367
United States Treasury Note, 2.75%, 4/30/2027	150,000	146,900
United States Treasury Note, 3.75%, 8/15/2027	300,000	301,371

TOTAL U.S. GOVERNMENT & AGENCIES (Cost $4,325,370)		4,329,911

	Share
Money Market Funds — 2.07%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.80%(c)	382,351	382,351

TOTAL MONEY MARKET FUNDS (Cost $382,351)		382,351

Total Investments — 99.14% (Cost $18,149,444)		18,284,372

Other Assets in Excess of Liabilities — 0.86%		158,288

Net Assets — 100.00%		$18,442,660

(a)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $6,019,305 as of September 30, 2024, representing 32.64% of net assets.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2024.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2024.

See accompanying notes which are an integral part of these financial statements.

VELA Funds

Statements of Assets and Liabilities

September 30, 2024

	VELA Small Cap Fund	VELA Large Cap Plus Fund	VELA International Fund
Assets
Investments in securities at fair value (cost $83,133,341, $57,403,148 and $42,258,387)	$107,808,852	$74,842,943	$51,335,559
Cash held at broker for securities sold short	—	1,507,084	—
Cash	—	1,846	1,537
Receivable for fund shares sold	75,710	75,710	19,980
Receivable for investments sold	816,676	—	—
Dividends and interest receivable	43,363	46,503	98,857
Tax reclaims receivable	—	—	225,289
Total Assets	108,744,601	76,474,086	51,681,222
Liabilities
Investments in securities sold short, at fair value (proceeds received $—, $2,744,471 and $—)	—	2,949,871	—
Written options, at value (premium received $1,300,709, $1,171,100 and $—)	1,141,867	1,455,660	—
Payable for fund shares redeemed	3,834	—	—
Payable for investments purchased	257,205	—	—
Payable to Adviser	64,371	43,559	30,923
12b-1 fees accrued - Class A	19,418	235	265
Administrative fees payable	33,473	22,650	16,080
Dividend expenses payable on short positions	—	1,507	—
Total Liabilities	1,520,168	4,473,482	47,268
Net Assets	$107,224,433	$72,000,604	$51,633,954
Net Assets consist of:
Paid-in capital	82,563,994	50,731,218	41,093,151
Accumulated earnings	24,660,439	21,269,386	10,540,803
Net Assets	$107,224,433	$72,000,604	$51,633,954
Class A:
Net Assets	$21,559,171	$162,204	$173,338
Shares outstanding (unlimited number of shares authorized, no par value)	1,121,652	9,179	12,232
Net asset value, offering and redemption price per share	$19.22	$17.67	$14.17
Maximum offering price per share(a)	$20.23	$18.60	$14.92
Class I:
Net Assets	$85,665,262	$71,838,400	$51,460,616
Shares outstanding (unlimited number of shares authorized, no par value)	4,436,914	4,028,609	3,613,603
Net asset value, offering and redemption price per share	$19.31	$17.83	$14.24

(a)	Based on maximum initial sales charge of 5.00%.

See accompanying notes which are an integral part of these financial statements.

VELA Funds

Statements of Assets and Liabilities (continued)

September 30, 2024

	VELA Income Opportunities Fund	VELA Short Duration Fund
Assets
Investments in securities at fair value (cost $27,379,159 and $18,149,444)	$29,425,031	$18,284,372
Receivable for fund shares sold	—	10
Dividends and interest receivable	212,422	194,548
Tax reclaims receivable	714	—
Total Assets	29,638,167	18,478,930
Liabilities
Written options, at value (premium received $135,567 and $—)	132,853	—
Payable for fund shares redeemed	—	26,504
Bank Overdraft	—	17
Payable to Adviser	11,984	4,221
12b-1 fees accrued - Class A	211	41
Administrative fees payable	9,347	5,487
Total Liabilities	154,395	36,270
Net Assets	$29,483,772	$18,442,660
Net Assets consist of:
Paid-in capital	28,271,831	18,296,716
Accumulated earnings	1,211,941	145,944
Net Assets	$29,483,772	$18,442,660
Class A:
Net Assets	$106,632	$37,201
Shares outstanding (unlimited number of shares authorized, no par value)	10,876	3,684
Net asset value, offering and redemption price per share	$9.80	$10.10
Maximum offering price per share(a)	$10.32	$10.63
Class I:
Net Assets	$29,377,140	$18,405,459
Shares outstanding (unlimited number of shares authorized, no par value)	2,996,210	1,823,356
Net asset value, offering and redemption price per share	$9.80	$10.09

(a)	Based on maximum initial sales charge of 5.00%.

See accompanying notes which are an integral part of these financial statements.

VELA Funds

Statements of Operations

For the year ended and period ended September 30, 2024

	VELA Small Cap Fund	VELA Large Cap Plus Fund	VELA International Fund
Investment Income
Dividend income	$1,368,839	$1,216,400	$1,853,789
Foreign taxes withheld	(2,727)	(7,089)	(289,614)
Foreign taxes reclaim	—	—	81,297
Interest income	—	82,684	6,846
Total investment income	1,366,112	1,291,995	1,652,318
Expenses
Investment management fees	670,989	479,426	341,553
Administrative fees	348,913	249,301	177,607
12b-1 fees - Class A	44,681	611	459
Dividend and interest expense on securities sold short	—	37,285	—
Net operating expenses	1,064,583	766,623	519,619
Net investment income	301,529	525,372	1,132,699
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	1,958,537	6,214,967	765,570
Securities sold short	—	(701,895)	—
Purchased options	—	489,129	—
Written options	(1,624,473)	(921,847)	—
Foreign currency translations	(20,162)	(169)	(168,014)
Net change in unrealized appreciation (depreciation) on:
Investment securities	14,960,142	9,241,767	6,475,805
Securities sold short	—	(427,353)	—
Purchased options	—	(328,053)	—
Written options	116,663	(434,125)	—
Foreign currency translations	—	19	13,017
Net realized and change in unrealized gain on investment securities, securities sold short, options and foreign currency translations	15,390,707	13,132,440	7,086,378
Net increase in net assets resulting from operations	$15,692,236	$13,657,812	$8,219,077

See accompanying notes which are an integral part of these financial statements.

VELA Funds

Statements of Operations (continued)

For the year ended and period ended September 30, 2024

	VELA Income Opportunities Fund	VELA Short Duration Fund(a)
Investment Income
Dividend income	$703,638	$36,790
Foreign taxes withheld	(5,368)	—
Interest income	591,313	458,171
Total investment income	1,289,583	494,961
Expenses
Investment management fees	141,444	26,770
Administrative fees	110,326	34,800
12b-1 fees - Class A	289	40
Net operating expenses	252,059	61,610
Net investment income	1,037,524	433,351
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	380,308	11,016
Written options	284,174	—
Foreign currency translations	(3,109)	—
Net change in unrealized appreciation (depreciation) on:
Investment securities	2,769,054	134,928
Written options	(83,609)	—
Foreign currency translations	21	—
Net realized and change in unrealized gain on investment securities, options and foreign currency translations	3,346,839	145,944
Net increase in net assets resulting from operations	$4,384,363	$579,295

(a)	For the period December 15, 2023 (commencement of operations) to September 30, 2024.

See accompanying notes which are an integral part of these financial statements.

VELA Funds

Statements of Changes in Net Assets

	VELA Small Cap Fund		VELA Large Cap Plus Fund
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$301,529	$562,648	$525,372	$108,416
Net realized gain (loss) on investment securities, sold short, options and foreign currency translations	313,902	(507,034)	5,080,185	(1,231,927)
Net change in unrealized appreciation of investment securities, securities sold short, options and foreign currency translations	15,076,805	8,335,270	8,052,255	6,529,802
Net increase in net assets resulting from operations	15,692,236	8,390,884	13,657,812	5,406,291
Distributions to Shareholders from Earnings
Class A	(71,105)	(63,995)	—	(4,032)
Class I	(434,439)	(356,585)	(22,529)	(604,191)
Total distributions	(505,544)	(420,580)	(22,529)	(608,223)
Capital Transactions – Class A
Proceeds from shares sold	5,545,456	2,729,631	126,631	141,622
Reinvestment of distributions	71,105	63,995	—	4,032
Amount paid for shares redeemed	(1,704,194)	(2,185,433)	(279,413)	(119,286)
Total – Class A	3,912,367	608,193	(152,782)	26,368
Capital Transactions – Class I
Proceeds from shares sold	13,860,901	14,282,949	5,019,784	22,761,529
Reinvestment of distributions	431,907	354,190	22,529	604,191
Amount paid for shares redeemed	(1,592,800)	(4,946,453)	(2,336,541)	(2,862,908)
Total – Class I	12,700,008	9,690,686	2,705,772	20,502,812
Net increase in net assets resulting from capital transactions	16,612,375	10,298,879	2,552,990	20,529,180
Total Increase in Net Assets	31,799,067	18,269,183	16,188,273	25,327,248
Net Assets
Beginning of year	75,425,366	57,156,183	55,812,331	30,485,083
End of year	$107,224,433	$75,425,366	$72,000,604	$55,812,331

See accompanying notes which are an integral part of these financial statements.

VELA Funds

Statements of Changes in Net Assets (continued)

	VELA Small Cap Fund		VELA Large Cap Plus Fund
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
Share Transactions – Class A
Shares sold	306,642	168,597	7,697	10,135
Shares issued in reinvestment of distributions	4,136	4,105	—	304
Shares redeemed	(94,730)	(134,174)	(16,989)	(8,409)
Total – Class A	216,048	38,528	(9,292)	2,030
Share Transactions – Class I
Shares sold	751,588	890,443	311,763	1,649,618
Shares issued in reinvestment of distributions	25,053	22,676	1,463	45,360
Shares redeemed	(90,267)	(305,034)	(147,047)	(206,299)
Total – Class I	686,374	608,085	166,179	1,488,679
Net Increase in Shares Outstanding	902,422	646,613	156,887	1,490,709

See accompanying notes which are an integral part of these financial statements.

VELA Funds

Statements of Changes in Net Assets (continued)

	VELA International Fund		VELA Income Opportunities Fund
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,132,699	$1,117,656	$1,037,524	$801,847
Net realized gain (loss) on investment securities, sold short, options and foreign currency translations	597,556	55,327	661,373	(1,306,347)
Net change in unrealized appreciation of investment securities, securities sold short, options and foreign currency translations	6,488,822	6,384,171	2,685,466	2,640,779
Net increase in net assets resulting from operations	8,219,077	7,557,154	4,384,363	2,136,279
Distributions to Shareholders from Earnings
Class A	(5,906)	(1,504)	(5,049)	(3,026)
Class I	(968,242)	(523,353)	(1,019,486)	(785,833)
Total distributions	(974,148)	(524,857)	(1,024,535)	(788,859)
Capital Transactions – Class A
Proceeds from shares sold	235,581	182,147	530,120	67,926
Reinvestment of distributions	5,905	1,504	5,049	3,026
Amount paid for shares redeemed	(250,811)	(118,751)	(552,181)	(54,413)
Total – Class A	(9,325)	64,900	(17,012)	16,539
Capital Transactions – Class I
Proceeds from shares sold	4,141,653	8,331,446	2,411,414	8,807,655
Reinvestment of distributions	959,674	517,890	1,019,486	785,833
Amount paid for shares redeemed	(1,365,563)	(2,234,843)	(4,576,020)	(5,811,436)
Total – Class I	3,735,764	6,614,493	(1,145,120)	3,782,052
Net increase (decrease) in net assets resulting from capital transactions	3,726,439	6,679,393	(1,162,132)	3,798,591
Total Increase in Net Assets	10,971,368	13,711,690	2,197,696	5,146,011
Net Assets
Beginning of year	40,662,586	26,950,896	27,286,076	22,140,065
End of year	$51,633,954	$40,662,586	$29,483,772	$27,286,076

See accompanying notes which are an integral part of these financial statements.

VELA Funds

Statements of Changes in Net Assets (continued)

	VELA International Fund		VELA Income Opportunities Fund
	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
Share Transactions – Class A
Shares sold	18,538	14,890	56,299	7,519
Shares issued in reinvestment of distributions	463	133	535	340
Shares redeemed	(19,526)	(9,473)	(58,664)	(6,008)
Total – Class A	(525)	5,550	(1,830)	1,851
Share Transactions – Class I
Shares sold	318,611	699,190	256,882	947,971
Shares issued in reinvestment of distributions	74,975	45,831	107,649	88,253
Shares redeemed	(107,215)	(184,358)	(491,258)	(627,234)
Total – Class I	286,371	560,663	(126,727)	408,990
Net Increase (Decrease) in Shares Outstanding	285,846	566,213	(128,557)	410,841

See accompanying notes which are an integral part of these financial statements.

VELA Funds

Statements of Changes in Net Assets (continued)

VELA Short Duration Fund
For the Period Ended September 30, 2024(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$433,351
Net realized gain on investment securities, sold short, options and foreign currency translations	11,016
Net change in unrealized appreciation of investment securities, securities sold short, options and foreign currency translations	134,928
Net increase in net assets resulting from operations	579,295
Distributions to Shareholders from Earnings
Class A	(768)
Class I	(432,583)
Total distributions	(433,351)
Capital Transactions – Class A
Proceeds from shares sold	36,160
Reinvestment of distributions	768
Total – Class A	36,928
Capital Transactions – Class I
Proceeds from shares sold	18,026,682
Reinvestment of distributions	432,593
Amount paid for shares redeemed	(199,487)
Total – Class I	18,259,788
Net increase in net assets resulting from capital transactions	18,296,716
Total Increase in Net Assets	18,442,660
Net Assets
Beginning of period	$—
End of period	$18,442,660
Share Transactions – Class A
Shares sold	3,607
Shares issued in reinvestment of distributions	77
Total – Class A	3,684
Share Transactions – Class I
Shares sold	1,800,093
Shares issued in reinvestment of distributions	43,181
Shares redeemed	(19,918)
Total – Class I	1,823,356
Net Increase in Shares Outstanding	1,827,040

(a)	For the period December 15, 2023 (commencement of operations) to September 30, 2024.

See accompanying notes which are an integral part of these financial statements.

VELA Small Cap Fund – Class A

Financial Highlights

(For a share outstanding during each year)

	For the Years Ended September 30,
	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of year	$16.14	$14.21	$15.49	$10.00

Investment operations:
Net investment income (loss)	0.02	0.09	0.05	(0.02)
Net realized and unrealized gain (loss) on investments	3.14	1.91	(1.17)	5.51
Total from investment operations	3.16	2.00	(1.12)	5.49

Less distributions to shareholders from:
Net investment income	(0.08)	(0.07)	(0.02)	— (a)
Net realized gains	—	—	(0.14)	—
Total distributions	(0.08)	(0.07)	(0.16)	— (a)
Net asset value, end of year	$19.22	$16.14	$14.21	$15.49

Total Return(b)	19.61%	14.11%	(7.41)%	54.95%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$21,559	$14,620	$12,322	$8,520
Ratio of expenses to average net assets	1.39%	1.42%	1.45%	1.45%
Ratio of net investment income (loss) to average net assets	0.14%	0.60%	0.36%	(0.34)%
Portfolio turnover rate(c)	47%	41%	43%	18%

(a)	Rounds to less than $0.005 per share.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions. Total returns shown exclude the effect of applicable sales charges.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA Small Cap Fund – Class I

Financial Highlights

(For a share outstanding during each year)

	For the Years Ended September 30,
	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of year	$16.21	$14.27	$15.53	$10.00

Investment operations:
Net investment income	0.06	0.13	0.09	0.03
Net realized and unrealized gain (loss) on investments	3.15	1.92	(1.18)	5.51
Total from investment operations	3.21	2.05	(1.09)	5.54

Less distributions to shareholders from:
Net investment income	(0.11)	(0.11)	(0.03)	(0.01)
Net realized gains	—	—	(0.14)	—
Total distributions	(0.11)	(0.11)	(0.17)	(0.01)
Net asset value, end of year	$19.31	$16.21	$14.27	$15.53

Total Return(a)	19.92%	14.38%	(7.20)%	55.39%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$85,665	$60,805	$44,834	$43,358
Ratio of expenses to average net assets	1.14%	1.17%	1.20%	1.20%
Ratio of net investment income to average net assets	0.39%	0.85%	0.57%	0.21%
Portfolio turnover rate(b)	47%	41%	43%	18%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA Large Cap Plus Fund – Class A

Financial Highlights

(For a share outstanding during each year)

	For the Years Ended September 30,
	2024		2023		2022		2021
Selected Per Share Data
Net asset value, beginning of year	$14.28		$12.70		$13.70		$10.00

Investment operations:
Net investment income (loss)	0.19		(0.01)		(0.03)		(0.05)
Net realized and unrealized gain (loss) on investments	3.20		1.83		(0.92)		3.76
Total from investment operations	3.39		1.82		(0.95)		3.71

Less distributions to shareholders from:
Net investment income	—		—		—		(0.01)
Net realized gains	—		(0.24)		(0.05)		—
Total distributions	—		(0.24)		(0.05)		(0.01)
Net asset value, end of year	$17.67		$14.28		$12.70		$13.70

Total Return(a)	23.74%		14.47%		(6.97)%		37.13%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$162		$264		$209		$99
Ratio of expenses to average net assets	1.47	%(b)	1.85	%(c)	2.15	%(d)	2.11	%(e)
Ratio of net investment income (loss) to average net assets	0.59%		(0.07)%		(0.48)%		(0.53)%
Portfolio turnover rate(f)	62%		44%		66%		115%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(b)	Includes dividend and interest expense of 0.06% for the period ended September 30, 2024.
(c)	Includes dividend and interest expense of 0.39% for the period ended September 30, 2023.
(d)	Includes dividend and interest expense of 0.70% for the period ended September 30, 2022.
(e)	Includes dividend and interest expense of 0.66% for the period ended September 30, 2021.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA Large Cap Plus Fund – Class I

Financial Highlights

(For a share outstanding during each year)

	For the Years Ended September 30,
	2024		2023		2022		2021
Selected Per Share Data
Net asset value, beginning of year	$14.38		$12.75		$13.73		$10.00

Investment operations:
Net investment income (loss)	0.13		0.03		(0.03)		(0.02)
Net realized and unrealized gain (loss) on investments	3.33		1.84		(0.90)		3.76
Total from investment operations	3.46		1.87		(0.93)		3.74

Less distributions to shareholders from:
Net investment income	(0.01)		—		—		(0.01)
Net realized gains	—		(0.24)		(0.05)		—
Total distributions	(0.01)		(0.24)		(0.05)		(0.01)
Net asset value, end of year	$17.83		$14.38		$12.75		$13.73

Total Return(a)	24.04%		14.81%		(6.80)%		37.46%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$71,838		$55,549		$30,276		$25,206
Ratio of expenses to average net assets	1.20	%(b)	1.56	%(c)	1.84	%(d)	1.86	%(e)
Ratio of net investment income (loss) to average net assets	0.82%		0.24%		(0.26)%		(0.15)%
Portfolio turnover rate(f)	62%		44%		66%		115%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(b)	Includes dividend and interest expense of 0.06% for the period ended September 30, 2024.
(c)	Includes dividend and interest expense of 0.39% for the period ended September 30, 2023.
(d)	Includes dividend and interest expense of 0.64% for the period ended September 30, 2022.
(e)	Includes dividend and interest expense of 0.66% for the period ended September 30, 2021.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA International Fund – Class A

Financial Highlights

(For a share outstanding during each year)

	For the Years Ended September 30,
	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of year	$12.13	$9.68	$12.31	$10.00

Investment operations:
Net investment income	0.14	0.29	0.22	0.17
Net realized and unrealized gain (loss) on investments	2.17	2.32	(2.81)	2.14
Total from investment operations	2.31	2.61	(2.59)	2.31

Less distributions to shareholders from:
Net investment income	(0.27)	(0.16)	(0.04)	—
Total distributions	(0.27)	(0.16)	(0.04)	—
Net asset value, end of year	$14.17	$12.13	$9.68	$12.31

Total Return(a)	19.33%	27.13%	(21.10)%	23.10%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$173	$155	$70	$119
Ratio of expenses to average net assets	1.39%	1.42%	1.45%	1.45%
Ratio of net investment income to average net assets	2.25%	2.89%	1.65%	2.01%
Portfolio turnover rate(b)	21%	18%	23%	9%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA International Fund – Class I

Financial Highlights

(For a share outstanding during each year)

	For the Years Ended September 30,
	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of year	$12.17	$9.72	$12.36	$10.00

Investment operations:
Net investment income	0.31	0.34	0.24	0.12
Net realized and unrealized gain (loss) on investments	2.05	2.30	(2.80)	2.24
Total from investment operations	2.36	2.64	(2.56)	2.36

Less distributions to shareholders from:
Net investment income	(0.29)	(0.19)	(0.08)	—
Total distributions	(0.29)	(0.19)	(0.08)	—
Net asset value, end of year	$14.24	$12.17	$9.72	$12.36

Total Return(a)	19.69%	27.28%	(20.84)%	23.60%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$51,461	$40,508	$26,881	$27,250
Ratio of expenses to average net assets	1.14%	1.17%	1.20%	1.20%
Ratio of net investment income to average net assets	2.49%	2.94%	2.23%	1.14%
Portfolio turnover rate(b)	21%	18%	23%	9%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA Income Opportunities Fund – Class A

Financial Highlights

(For a share outstanding during the period)

	For the Years Ended September 30,		For the Period Ended September 30,
	2024	2023	2022(a)
Selected Per Share Data
Net asset value, beginning of period	$8.70	$8.12	$10.00

Investment operations:
Net investment income	0.30	0.25	0.05
Net realized and unrealized gain (loss) on investments	1.12	0.57	(1.86)
Total from investment operations	1.42	0.82	(1.81)

Less distributions to shareholders from:
Net investment income	(0.32)	(0.24)	(0.07)
Total distributions	(0.32)	(0.24)	(0.07)
Net asset value, end of period	$9.80	$8.70	$8.12

Total Return(b)	16.47%	10.07%	(18.15	)%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$107	$111	$88
Ratio of expenses to average net assets	1.14%	1.17%	1.20	%(d)
Ratio of net investment income to average net assets	4.12%	2.76%	0.87	%(d)
Portfolio turnover rate(e)	35%	32%	7	%(c)

(a)	For the period March 31, 2022 (commencement of operations) to September 30, 2022.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA Income Opportunities Fund – Class I

Financial Highlights

(For a share outstanding during the period)

	For the Years Ended September 30,		For the Period Ended September 30,
	2024	2023	2022(a)
Selected Per Share Data
Net asset value, beginning of period	$8.70	$8.13	$10.00

Investment operations:
Net investment income	0.34	0.26	0.08
Net realized and unrealized gain (loss) on investments	1.10	0.57	(1.87)
Total from investment operations	1.44	0.83	(1.79)

Less distributions to shareholders from:
Net investment income	(0.34)	(0.26)	(0.08)
Total distributions	(0.34)	(0.26)	(0.08)
Net asset value, end of period	$9.80	$8.70	$8.13

Total Return(b)	16.76%	10.22%	(17.91	)%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$29,377	$27,176	$22,052
Ratio of expenses to average net assets	0.89%	0.92%	0.95	%(d)
Ratio of net investment income to average net assets	3.67%	3.01%	2.54	%(d)
Portfolio turnover rate(e)	35%	32%	7	%(c)

(a)	For the period March 31, 2022 (commencement of operations) to September 30, 2022.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA Short Duration Fund – Class A

Financial Highlights

(For a share outstanding during the period)

	For the Period Ended September 30, 2024(a)
Selected Per Share Data
Net asset value, beginning of period	$10.00

Investment operations:
Net investment income	0.30
Net realized and unrealized gain (loss) on investments	0.10
Total from investment operations	0.40

Less distributions to shareholders from:
Net investment income	(0.30)
Total distributions	(0.30)
Net asset value, end of period	$10.10

Total Return(b)	4.05	%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$37
Ratio of expenses to average net assets	0.94	%(d)
Ratio of net investment income to average net assets	4.64	%(d)
Portfolio turnover rate(e)	66	%(c)

(a)	For the period December 15, 2023 (commencement of operations) to September 30, 2024.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA Short Duration Fund – Class I

Financial Highlights

(For a share outstanding during the period)

	For the Period Ended September 30, 2024(a)
Selected Per Share Data
Net asset value, beginning of period	$10.00

Investment operations:
Net investment income	0.38
Net realized and unrealized gain (loss) on investments	0.09
Total from investment operations	0.47

Less distributions to shareholders from:
Net investment income	(0.38)
Total distributions	(0.38)
Net asset value, end of period	$10.09

Total Return(b)	4.81	%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$18,405
Ratio of expenses to average net assets	0.69	%(d)
Ratio of net investment income to average net assets	4.87	%(d)
Portfolio turnover rate(e)	66	%(c)

(a)	For the period December 15, 2023 (commencement of operations) to September 30, 2024.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA Funds

Notes to the Financial Statements

September 30, 2024

1. ORGANIZATION

VELA Funds (the “Trust”) currently offers five series of funds, VELA Small Cap Fund (the “Small Cap Fund”), VELA Large Cap Plus Fund (the “Large Cap Plus Fund”), VELA International Fund (the “International Fund”), VELA Income Opportunities Fund (the “Income Opportunities Fund”) and VELA Short Duration Fund (the “Short Duration Fund”) (each a “Fund” and collectively, the “Funds”). The Trust is an open-end investment company of the management type registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was established under the laws of Delaware pursuant to an Agreement and Declaration of Trust dated May 25, 2020 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. Each of the Funds is diversified, as defined in the 1940 Act. The Funds’ investment adviser is VELA Investment Management, LLC (the “Adviser”). The investment objective of the Small Cap Fund, Large Cap Plus Fund and International Fund is long-term capital appreciation. The investment objective of the Income Opportunities Fund is to provide current income and the secondary investment objective is to provide long-term capital appreciation. The investment objective of the Short Duration Fund is to provide current income and the secondary investment objectives are the protection of principal and competitive total return.

The Funds offer two classes of shares: Class A and Class I. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. Class A has a maximum sales charge on purchases of 5.00% as a percentage of the original purchase price.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Funds are considered investment companies and accordingly follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds

VELA Funds

Notes to the Financial Statements (continued)

September 30, 2024

do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Short Sales — The Large Cap Plus Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including exchange-traded funds (ETFs). A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

The amount of loss may exceed the proceeds received in a short sale. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is not limited. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its position in a permissible manner. The Fund will be required to pledge liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will reduce the Fund’s potential return on a short sale. As of September 30, 2024, the Large Cap Plus Fund had $1,507,084 cash held at the broker and $46,750,959 of securities held as collateral for securities sold short.

Federal Income Taxes — Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

VELA Funds

Notes to the Financial Statements (continued)

September 30, 2024

As of and during the year ended September 30, 2024, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the year, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the interim tax period since commencement of operations, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses — Expenses incurred by the Trust that are not readily identifiable as belonging to a particular Fund are allocated to the individual Funds by or under the direction of the Board in such manner as the Board determines to be fair and equitable.

Security Transactions, Dividend and Interest Income — The Funds follow industry practice and record security transactions on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income, less foreign taxes withheld, is recognized on the ex-dividend date; interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Amortization and accretion is calculated using the effective interest method over the holding period of the investment. Withholding taxes on foreign dividends and foreign capital gain taxes have been provided for in accordance with the Funds’ understanding of the applicable country’s tax codes and regulations. Income recognized, if any, for foreign tax reclaims received is presented separately within the components of investment income in the Statements of Operations and related receivables, if any, are reflected as tax reclaims receivable in the Statements of Assets and Liabilities.

Dividends and Distributions – The Small Cap Fund, the Large Cap Plus Fund and the International Fund intend to distribute their net investment income and net realized capital gains, if any, at least annually. The Income Opportunities Fund expects to declare and distribute its net investment income, if any, monthly. The Short Duration Fund expects to declare and distribute its net investment income, if any, daily; capital gains, if any, may be distributed at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values (“NAV”) per share of the Funds.

VELA Funds

Notes to the Financial Statements (continued)

September 30, 2024

For the fiscal year end of September 30, 2024, the Funds made the following reclassifications to increase (decrease) the components of net assets:

	Paid-In Capital	Accumulated Earnings (Deficit)
Large Cap Plus Fund	$(474)	474

3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Equity securities traded in the over-the-counter market or on a primary exchange shall be valued at the closing price as determined by the primary exchange, typically at 4:00 p.m. Eastern Time. If no sale occurred on the valuation date, the securities will be valued at the latest bid quotations for a long position or at the last quoted ask price for a short position as of the closing of the primary exchange, typically at 4:00 p.m. Eastern Time. Securities for which quotations are either not readily available or determined by the Adviser as the “Valuation Designee” to not accurately reflect their value are valued at their fair value using procedures maintained by the Valuation Designee. Significant bid-ask spreads, or infrequent trading may indicate a lack of readily available market quotations. Securities traded on more than one exchange will be valued at the last sale price on the principal exchange, or, if no sale occurred on the valuation date on the primary exchange, the securities will be valued at the closing price as determined by the secondary exchange. The Nasdaq National Market System is considered an exchange.

With respect to foreign equity securities that are principally traded on a market outside the United States, the Valuation Designee utilizes an independent fair value pricing service to evaluate the effect of market fluctuations on these securities after the close of trading in that foreign market. To the extent that securities are valued using this service, they will be classified as Level 2 securities.

Fixed income securities shall be valued at an evaluated bid price, generally as of 4:00 p.m. Eastern Time, provided by an independent pricing service utilized by the Valuation Designee. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as trading activity, readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data. These securities are generally considered to be fair valued; however, because the prices are provided by an independent approved pricing service, the fair value procedures utilized by the Valuation Designee need

VELA Funds

Notes to the Financial Statements (continued)

September 30, 2024

not be applied. Securities with 60 days or less to maturity may be valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost.

Securities for which quotations are either (1) not readily available, (2) not provided by an approved pricing service or broker, (3) determined by the Valuation Designee to not accurately reflect their value, are valued at their fair value using procedures utilized by the Valuation Designee.

Mutual fund investments will be valued at the most recently calculated (current day) NAV. These securities are categorized as Level 1 securities.

Options contracts are typically traded on a securities exchange or board of trade and are valued at the mean between current bid and asked prices, therefore, are categorized as Level 2 securities. Options contracts valued at the close are categorized as Level 1 securities.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

●	Level 2 – Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures utilized by the Valuation Designee, etc.); and

●	Level 3 – significant unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value of investments based on the best information available)

VELA Funds

Notes to the Financial Statements (continued)

September 30, 2024

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2024:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Small Cap Fund
Common Stocks (a)	$103,794,969	$—	$—	$103,794,969
Money Market Funds	4,013,883	—	—	4,013,883
Total	$107,808,852	$—	$—	$107,808,852

Liabilities
Small Cap Fund
Written Call Options	$—	$(1,141,867)	$—	$(1,141,867)
Total	$—	$(1,141,867)	$—	$(1,141,867)

Large Cap Plus Fund
Common Stocks (a)	$71,265,889	$—	$—	$71,265,889
Call Options Purchased	—	142,125	—	142,125
Put Options Purchased	7,875	406,773	—	414,648
Money Market Funds	3,020,281	—	—	3,020,281
Total	$74,294,045	$548,898	$—	$74,842,943

Liabilities
Large Cap Plus Fund
Common Stocks(a)	$(2,949,871)	$—	$—	$(2,949,871)
Written Call Options	—	(1,455,660)	—	(1,455,659)
Total	$(2,949,871)	$(1,455,660)	$—	$(4,405,530)

Assets
International Fund
Common Stocks (a)	$11,349,580	$35,668,421	$—	$47,018,001
Money Market Funds	4,317,558	—	—	4,317,558
Total	$15,667,138	$35,668,421	$—	$51,335,559

Assets
Income Opportunities Fund
Common Stocks (a)	$15,630,307	$290,081	$—	$15,920,388
Preferred Stocks	1,315,689	—	—	1,315,689
Corporate Bonds	—	10,996,501	—	10,996,501
U.S. Government & Agencies	—	548,029	—	548,029
Money Market Funds	644,424	—	—	644,424
Total	$17,590,420	$11,834,611	$—	$29,425,031

VELA Funds

Notes to the Financial Statements (continued)

September 30, 2024

	Valuation Inputs
Liabilities	Level 1	Level 2	Level 3	Total
Income Opportunities Fund
Written Call Options	$—	$(132,853)	$—	$(132,853)
Total	$—	$(132,853)	$—	$(132,853)

Assets
Short Duration Fund
Corporate Bonds	$—	$13,572,110	$—	$13,572,110
U.S. Government & Agencies	—	4,329,911	—	4,329,911
Money Market Funds	382,351	—	—	382,351
Total	$382,351	$17,902,021	$—	$18,284,372

(a)	Refer to Schedule of Investments and Schedule of Securities Sold Short for sector classifications.

The Funds did not hold any investments during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

4. DERIVATIVE TRANSACTIONS

The Funds may invest in various types of derivative instruments (such as options, futures contracts, and forward contracts) to gain or hedge exposure to certain types of securities as an alternative to investing directly in or selling such securities. The Funds may use derivatives for hedging purposes, including to attempt to protect against possible changes in the market value of securities held or to be purchased for a Fund’s portfolio resulting from securities markets, currency exchange rate or interest rate fluctuations (i.e., to hedge); protect a Fund’s unrealized gains reflected in the value of its portfolio securities; facilitate the sale of such securities for investment purposes; and as a substitute for buying or selling securities, securities indices or currencies. The Funds may also use derivatives for nonhedging (speculative) purposes including to enhance a Fund’s returns. The Funds may use any or all of these investment techniques and different types of derivative securities may be purchased at any time and in any combination. There is no particular strategy that dictates the use of one technique rather than another, as use of derivatives is a function of numerous variables, including market conditions.

Options and Futures Transactions — A Fund may purchase and sell exchange traded and OTC put and call options on securities, on indexes of securities and other types of instruments. A Fund may also purchase and sell futures contracts on securities and indexes of securities and other instruments such as interest rate futures and global interest rate futures. Each of these instruments is a derivative instrument as its value derives from the underlying asset or index.

VELA Funds

Notes to the Financial Statements (continued)

September 30, 2024

The following tables identify the location and fair value of derivative instruments on the Statements of Assets and Liabilities as of September 30, 2024, and the effect of derivative instruments on the Statements of Operations for the fiscal year ended September 30, 2024.

Location of Derivatives on Statement of Assets and Liabilities
	Derivatives	Asset Derivatives	Liability Derivatives	Fair Value
	Equity Price Risk:

Small Cap Fund	Written Options		Written options, at fair value	$(1,141,867)
Large Cap Plus Fund	Purchased Options	Investments in securities at fair value		$556,773
	Written Options		Written options, at fair value	(1,455,660)
Income Opportunities Fund	Written Options		Written options, at fair value	$(132,853)

For the fiscal year ended September 30, 2024:

	Derivatives	Location of Gain (Loss) on Derivatives on Statements of Operations	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivative
	Equity Risk Exposure:	Net realized gain and change in unrealized appreciation (depreciation) on investments
Small Cap Fund	Written Options		$(1,624,473)	$116,663
Large Cap Plus Fund	Purchased Options		489,129	(328,053)
	Written Options		(921,847)	(434,125)
Income Opportunities Fund	Written Options		284,174	(83,609)

VELA Funds

Notes to the Financial Statements (continued)

September 30, 2024

The following table summarizes the average ending monthly fair value of derivatives outstanding during the fiscal year ended September 30, 2024:

	Derivatives	Average Ending Monthly Fair Value(a)
Small Cap Fund	Written Options	$(1,871,132)
Large Cap Plus Fund	Purchased Options	751,958
	Written Options	(1,326,526)
Income Opportunities Fund	Written Options	(251,323)

(a)	Average based on the twelve months during the year that had activity.

5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Investment Advisory Agreement (the “Advisory Agreement”), amended October 1, 2023, the Adviser manages each Fund’s investments subject to the supervision of the Board and in conformity with the stated objective and policies of each Fund. The Adviser charges a management fee and an administrative fee, which is designed to pay substantially all of the Funds’ expenses and to compensate the Adviser for providing services to the Funds, of 0.75% and 0.39%, respectively, of each Fund’s average daily net assets computed and accrued daily and paid monthly for the Small Cap Fund, Large Cap Plus Fund, and International Fund. The management fee and administrative fee for the Income Opportunities Fund is 0.50% and 0.39%, respectively. The management fee and administrative fee for the Short Duration Fund is 0.30% and 0.39%, respectively, of that Fund’s average daily net assets computed and accrued daily and paid monthly. For the fiscal year ended September 30, 2024, the fees charged to the Funds were as follows:

	Adviser Fee Earned	Payable to Adviser	Administrative Fee Earned	Administrative Fee Payable
Small Cap Fund	$670,989	$64,371	$348,913	$33,473
Large Cap Plus Fund	479,426	43,559	249,301	22,650
International Fund	341,553	30,923	177,607	16,080
Income Opportunities Fund	141,444	11,984	110,326	9,347
Short Duration Fund	26,770	4,221	34,800	5,487

Out of the administrative fee, the Adviser pays substantially all of the Funds’ expenses, except for brokerage and other expenses of executing Fund transactions; taxes or governmental fees; costs of borrowing (such as interest charges and dividend expenses on securities sold short); litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business. Each Fund will pay all expenses, if any, which may be incurred pursuant to the Funds’ Rule 12b-1 Distribution Plan.

VELA Funds

Notes to the Financial Statements (continued)

September 30, 2024

Prior to January 12, 2022, the Adviser charged a unitary management fee which was designed to pay substantially all of the Funds’ expenses and to compensate the Adviser for providing services to the Funds of 1.20% of the Small Cap Fund, Large Cap Plus Fund and International Fund’s average daily net assets computed and accrued daily and paid monthly.

Ultimus Fund Solutions, LLC (the “Administrator”) provides administrative, fund accounting, transfer agent and other services to the Funds under a Master Services Agreement with the Trust and the Adviser (the “Master Services Agreement”). Under the Master Services Agreement, the Administrator is paid fees for its services and is reimbursed for certain out-of-pocket expenses.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Administrator, provides an individual to serve as the Trust’s Chief Compliance Officer in accordance with the Compliance Services Consulting Agreement. For the performance of these services, the Adviser pays NLCS an annual fee. Additionally, the Adviser reimburses NLCS for any out-of-pocket expenses incurred for compliance services.

Ultimus Fund Distributors, LLC (the “Distributor”) acts as the principal distributor of each Fund’s shares. The Distributor is a wholly-owned subsidiary of the Administrator. For the performance of these services, the Adviser pays the Distributor an annual fee.

The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act applicable to Class A shares. The Plan provides that the Funds will pay the Distributor and/ or any registered securities dealer, financial institution or any other person a fee of 0.25% of the average daily net assets of each Fund’s Class A shares in connection with the promotion and distribution of each Fund’s Class A shares or the provision of personal services to shareholders, including but not limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to parties other than current shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). For the fiscal year ended September 30, 2024, 12b-1 Expenses incurred by the Funds were as follows:

	12b-1 fees	Payable for 12b-1 fees
Small Cap Fund	$44,681	$19,418
Large Cap Plus Fund	611	235
International Fund	459	265
Income Opportunities Fund	289	211
Short Duration Fund	41	41

VELA Funds

Notes to the Financial Statements (continued)

September 30, 2024

During the fiscal year ended, September 30, 2024 the Distributor retained the following amounts in sales commissions from the sales of Class A shares of the Funds:

Small Cap Fund	$2,604
Large Cap Plus Fund	—
International Fund	—
Income Opportunities Fund	—
Short Duration Fund	—

The Trustees are compensated for their services to the Funds by the Adviser as part of the administrative fee. Each Trustee was paid $30,000 in fees during the fiscal year ended September 30, 2024. In addition, the Adviser reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance of meetings. Certain trustees and/or officers are officers of the Adviser.

Certain officers and trustees of the Trust are also officers of the Adviser and/or the Administrator. Such officers are paid no fees by the Trust for serving as officers or trustees to the Trust.

6. INVESTMENT TRANSACTIONS

For the fiscal year ended September 30, 2024, purchases and sales of investment securities, other than short-term investments, were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales	Securities Sold Short	Covers on Securities Sold Short
Small Cap Fund	$56,097,185	$40,969,189	$—	$—	$—	$—
Large Cap Plus Fund	29,545,617	29,776,784	—	—	15,301,554	17,365,866
International Fund	11,360,291	8,660,936	—	—	—	—
Income Opportunities Fund	8,500,285	11,180,824	300,727	250,039	—	—
Short Duration Fund	9,397,805	2,999,550	1,307,025	—	—	—

7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of that Fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2024, Roderick Dillon owned 33.40% of the Small Cap Fund - Class I, 35.18% of the Large Cap Plus Fund - Class I and 50.46% of the Short Duration

VELA Funds

Notes to the Financial Statements (continued)

September 30, 2024

Fund - Class I. As of September 30, 2024, Lisa Wesolek owned 69.98% of the Short Duration Fund - Class A. As a result, Roderick Dillon and Lisa Wesolek may be deemed to control these Funds. Roderick Dillon and Lisa Wesolek are affiliates of the Funds.

8. FEDERAL TAX INFORMATION

At September 30, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Small Cap Fund	$81,832,632	$26,029,981	$(1,195,628)	$24,834,353
Large Cap Plus Fund	53,133,086	18,616,680	(1,312,354)	17,304,326
International Fund	42,272,641	9,728,993	(666,075)	9,062,918
Income Opportunities Fund	27,260,712	2,548,791	(517,325)	2,031,466
Short Duration Fund	18,149,444	141,132	(6,204)	134,928

The tax character of distributions paid for the fiscal year ended September 30, 2024 were as follows:

	Small Cap Fund	Large Cap Plus Fund	International Fund	Income Opportunities Fund	Short Duration Fund
Distributions paid from:
Ordinary income(a)	$505,544	$22,529	$974,148	$1,024,535	$433,351
Long-term capital gains	—	—	—	—	—
Total distributions paid	$505,544	$22,529	$974,148	$1,024,535	$433,351

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

The tax character of distributions paid for the fiscal year ended September 30, 2023 as follows:

	Small Cap Fund	Large Cap Plus Fund	International Fund	Income Opportunities Fund
Distributions paid from: Ordinary income(a)	$420,580	$21,832	$524,857	$788,859
Long-term capital gains	—	586,391	—	—
Total distributions paid	$420,580	$608,223	$524,857	$788,859

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

VELA Funds

Notes to the Financial Statements (continued)

September 30, 2024

At September 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Small Cap Fund	Large Cap Plus Fund	International Fund	Income Opportunities Fund	Short Duration Fund
Undistributed ordinary income	$167,798	$193,331	$851,679	$24,453	$11,016
Undistributed long- term capital gains	—	4,361,985	620,177	—	—
Accumulated capital and other gains (losses)	(341,712)	(590,256)	—	(843,968)	—
Unrealized appreciation (depreciation) on investments	24,834,353	17,304,326	9,068,947	2,031,456	134,928
Total accumulated earnings	$24,660,439	$21,269,386	$10,540,803	$1,211,941	$145,944

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales, differences related to partnership investments and the return of capital adjustments from underlying investments.

As of September 30, 2024, the Small Cap Fund and the Income Opportunities Fund had short-term capital loss carryforwards of $335,314 and $843,968, respectively. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

For the year ended September 30, 2024, the Small Cap Fund, Large Cap Plus Fund, the International Fund and the Income Opportunities Fund utilized short-term capital loss carryforwards of $337,316, $1,105,226, $145,393 and $629,035, respectively.

9. SECTOR EMPHASIS RISK

A Fund, from time to time, may invest 25% or more of its net assets of in one or more sectors, subjecting the Fund to sector emphasis risk, which is a greater risk of loss as a result of adverse economic, business or other developments affecting a specific sector in which the Fund has a focused position, than if its investments were diversified across a greater number of industry sectors. Some sectors have particular risks that may not affect other sectors. As of September 30, 2024, the Small Cap Fund had 27.86% of the value of its net assets invested in stocks within the Industrials sector.

VELA Funds

Notes to the Financial Statements (continued)

September 30, 2024

10. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

11. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure except as noted below.

Effective October 1, 2024, the Adviser has reduced the contractual management fee of the Large Cap Plus Fund from an annual rate of 0.75% to 0.60% of the Fund’s average daily net assets and has reduced the contractual administrative fee for each Fund from an annual rate of 0.39% to 0.36% of each Fund’s average daily net assets.

Report of Independent Registered Public Accounting Firm

To the Shareholders of VELA Small Cap Fund, VELA Large Cap Plus Fund, VELA International Fund, VELA Income Opportunities Fund and VELA Short Duration Fund and Board of Trustees of VELA Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, open written option contracts (as applicable), and securities sold short (as applicable) of VELA Funds comprising the funds listed below (the “Funds”) as of September 30, 2024, the related statements of operations, the statements of changes in net assets, the financial highlights, and the related notes for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
VELA Small Cap Fund, VELA Large Cap Plus Fund, and VELA International Fund	For the year ended September 30, 2024	For the years ended September 30, 2024 and 2023	For the years ended September 30, 2024, 2023, 2022 and 2021

VELA Income Opportunities Fund	For the year ended September 30, 2024	For the years ended September 30, 2024 and 2023	For the years ended September 30, 2024, 2023 and for the period from March 31, 2022 (commencement of operations) through September 30, 2022

VELA Short Duration Fund	For the period December 15, 2023 (commencement of operations) to September 30, 2024

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

Report of Independent Registered Public Accounting Firm (continued)

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2020.

COHEN & COMPANY, LTD.

Greenwood Village, Colorado

November 27, 2024

Additional Federal Income Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Funds designate the following percentage or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

	Small Cap Fund	Large Cap Plus Fund	International Fund	Income Opportunities Fund	Short Duration Fund
Qualified Dividend Income	100%	100%	100%	57%	0%

Dividends Received Deduction. For the taxable year ended September 30, 2024, the following percentage of ordinary income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

	Small Cap Fund	Large Cap Plus Fund	International Fund	Income Opportunities Fund	Short Duration Fund
Dividends Received Deduction	100%	100%	0%	52%	0%

The International Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. The foreign source income per share was $0.460 and the foreign tax expense per share was $0.051. Shareholders will receive more detailed information along with their 2024 Form 1099-DIV.

Disclosure Regarding Approval of Investment Advisory Agreement (Unaudited)

At a meeting held on August 23, 2024, the Board of Trustees (the “Board”), including a majority of the Independent Trustees, approved the continuance of the second amended and restated investment advisory agreement between VELA Funds, on behalf of the VELA Small Cap Fund, the VELA Large Cap Plus Fund, the VELA International Fund, the VELA Income Opportunities Fund, and the VELA Short Duration Fund (the “Duration Fund”) (each, a “Fund” and, collectively, the “Funds”), and VELA Investment Management, LLC (“VELA” or, the “Adviser”) (the “Advisory Agreement”), as well as approved the an amendment to the Advisory Agreement (the “IA Amendment”).In advance of the meeting, the Board requested, and the Adviser provided, certain information related to the Adviser and the terms of the Advisory Agreement and IA Amendment.

In the course of consideration of the approval of the Advisory Agreement and IA Amendment, the Independent Trustees were advised by independent legal counsel and received materials from such counsel discussing the legal standards applicable to their consideration of the Advisory Agreement and IA Amendment. In advance of the meeting, the Independent Trustees requested, received and reviewed a substantial amount of information provided by the Adviser related to the Adviser and the terms of the Advisory Agreement and IA Amendment. Prior to voting, the Independent Trustees met with and asked questions of representatives of the Adviser and also met separately with their independent legal counsel.

In considering the approval of the Advisory Agreement and IA Amendment and reaching their conclusions with respect to the Advisory Agreement and IA Amendment, the Board took note of relevant judicial precedent and regulations adopted by the Securities and Exchange Commission that set forth factors to be considered by a board when evaluating investment advisory agreements. These include, but are not limited to, the following: (i) the nature, extent, and quality of the services to be provided to the Funds; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether fee levels reflect these economies of scale for the benefit of the Funds’ investors.

The Board, including the Independent Trustees, considered a variety of factors, including those described below. The Board also considered other factors and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Independent Trustees also had an opportunity to discuss the materials presented and any compliance issues raised by the Adviser’s presentation.

Nature, Extent and Quality of Services. In considering the continuance of the Advisory Agreement, the Board considered the nature, extent and quality of services that VELA provided to the Small Cap Fund, Large Cap Fund, International Fund, Income Fund, and Short Duration Fund, including VELA’s personnel and resources. The Board reviewed the services VELA provided in serving as investment adviser and the backgrounds of the personnel providing services to the Small Cap Fund, Large Cap Fund, International Fund, Income Fund, and Short Duration Fund, including portfolio managers. They also reviewed information provided regarding risk management and compliance and regulatory matters. The Board acknowledged

Disclosure Regarding Approval of Investment Advisory Agreement (Unaudited) (continued)

that VELA continues to invest in the business and noted VELA’s efforts and resources with respect to various regulatory initiatives. The Board also considered VELA’s financial position. The Board concluded that the services VELA provided were satisfactory.

Performance. The Board reviewed performance information that VELA provided for the Small Cap Fund, Large Cap Fund, International Fund, Income Fund, and Short Duration Fund compared to funds in a peer universe (the “Peer Group”) (which is comprised of the funds in a Fund’s Morningstar category); and (b) a benchmark index (the “Benchmark Index”) for the year-to-date, one-year, three-year, and since inception periods, ended May 31, 2024, as applicable. The Board also received information on the construction of each Fund’s Peer Group.

Small Cap Fund: The Board reviewed the Fund’s total returns compared to the total returns of its Peer Group and its Benchmark Indices (Russell 2000 Index and S&P Small Cap 600 Index). The Board considered the performance of the Fund against its Peer Group and its Benchmark Indices for the year-to-date, one-year, three-year, and since inception periods. The Board noted that each class of the Fund outperformed its Peer Group median over each period, except that Class A had performance equal to the Peer Group median for the one-year period and that each Class of the Fund outperformed the Fund’s Benchmark Indices over each period. The Board concluded that the performance of the Fund was satisfactory.

Large Cap Fund: The Board reviewed the Fund’s total returns compared to the total returns of its Peer Group and its Benchmark Indices (Russell 1000 Value Index and S&P 500 Index). The Board considered the performance of the Fund against its Peer Group and its Benchmark Indices for the year-to-date, one-year, three-year, and since inception periods. The Board noted that each class of the Fund outperformed the Peer Group median for the since inception period, Class A outperformed the Peer Group median for the three-year period, Class I had performance equal to the Peer Group median for the three-year period, and each class underperformed the Peer Group median over each other period. The Board also noted that each class of the Fund outperformed each of the Fund’s benchmark Indices for the since inception period, and underperformed its Benchmark Indices over each other period. The Board concluded that the performance of the Fund was satisfactory.

International Fund: The Board reviewed the Fund’s total returns compared to the total returns of its Peer Group and its Benchmark Indices (MSCI World ex USA Index and MSCI ACWI Ex USA Index). The Board considered the performance of the Fund against its Peer Group and its Benchmark Indices for the year-to-date, one-year, three-year, and since inception periods. The Board noted that the performance of each class of the Fund was slightly below the Peer Group median over each period. The Board also noted that each Class of the Fund outperformed the Benchmark Indices for the since inception period, each class outperformed the MSCI ACWI Ex USA Index for the three-year and year-to-date periods, Class I outperformed the MSCI ACWI Ex USA Index for the one-year period, and each Class underperformed the Fund’s Benchmark Indices over each other period. The Board concluded that the performance of the Fund was satisfactory.

Disclosure Regarding Approval of Investment Advisory Agreement (Unaudited) (continued)

Income Fund: The Board reviewed the Fund’s total returns compared to the total returns of its Peer Group and its Benchmark Indices (Russell 3000 Index and 50% Russell 3000 Total Return Index/50% Bloomberg U.S. Aggregate Bond Index (the “Blended Benchmark”)). The Board considered the performance of the Fund against its Peer Group and its Benchmark Indices for the year-to-date, one-year, and since inception periods, and noted the relatively short period since the Fund’s inception. The Board noted that the performance of each class of the Fund was slightly below the Peer Group median for the year-to-date and one-year periods, and below the Peer Group median for the since inception period. The Board also noted that each Class of the Fund outperformed the Blended Benchmark for the one-year period and underperformed relative to the Benchmark Indices over each other period. The Board concluded that the performance of the Fund was satisfactory.

Short Duration Fund: The Board reviewed the Fund’s total returns compared to the total returns of its Peer Group and its Benchmark Indices (Bloomberg US Government/Credit 1-3YR Index and Bloomberg US Aggregate Bond Index). The Board considered the performance of the Fund against its Peer Group and its Benchmark Indices for the year-to-date, and since inception periods, and noted the relatively short period since the Fund’s inception. The Board noted that each class of the Fund underperformed the Peer Group median over each period, but that each class of the Fund outperformed the Benchmark Indices over each period. The Board concluded that the performance of the Fund was satisfactory.

Fees and Expenses. The Board reviewed each Fund’s contractual advisory fee and administrative fee and expense ratio taking into account each Fund’s net asset size, and reviewed information comparing the advisory fee and expense ratio to those of each Fund’s respective Peer Group. The Trustees considered management’s proposal to reduce the Large Cap Fund’s contractual management fee from 0.75% to 0.60% and management’s proposal to reduce its contractual administrative fee from 0.39 to 0.36. The Board noted further that the administrative fee functions as an “expense cap” in that VELA pays most operational expenses in excess of the administrative fee. The Board discussed the level of work involved in VELA’s management and oversight of the Funds, and the other services that VELA provided to the Funds. The Board considered the nature and scope of the services provided by VELA, including the supervision of outside service providers. In addition, the Board also considered information pertaining to VELA’s fee schedules for different types of managed accounts and the different levels of service expected with such accounts. In light of the nature, quality and extent of services VELA provided and the Funds’ performance, the Board concluded that each Fund’s advisory fee and expense ratio were reasonable.

Profitability. The Board reviewed the profitability of VELA with respect to the Funds on an individual fund-by-fund basis and in the aggregate. The Board considered the methodology for calculating profitability. Using such methodology, the Board noted that VELA did not accrue a profit from Fund operations since the inception of the Funds, in each case without considering marketing related costs. With respect to VELA, the Board concluded that based on the services provided and the projected growth of the Funds, the advisory fees and anticipated profits from VELA’s relationship with the Funds were not excessive and not unreasonable to each Fund.

Disclosure Regarding Approval of Investment Advisory Agreement (Unaudited) (continued)

Economies of Scale. The Board considered whether VELA realized economies of scale with respect to its management of the Funds. The Board noted that economies of scale were not accruing to VELA, and accordingly, not a relevant consideration at this time and VELA and the Board would revisit whether economies of scale exist in the future once the Funds have achieved sufficient scale.

Fall-out Benefits. Because of its relationship with the Funds, VELA and its affiliates may receive certain benefits. The Board noted that VELA did not anticipate any fallout benefits at this time.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the compensation to be paid under the Advisory Agreement are fair and reasonable, and that the continuance of the Advisory Agreement be approved.

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	VELA Funds

By (Signature and Title)	/s/ Jason Job
Jason Job, President and Principal Executive Officer

Date	12/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jason Job
Jason Job, President and Principal Executive Officer

Date	12/5/2025

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Principal Financial Officer

Date	12/5/2025